THE ORCHARD SERIES FUND

              Financial Statements and Financial Highlights for
                 the Six Months Ended April 30, 1998 and 1997

THE ORCHARD SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
------------------------------------------------------------------------------------------------------------------------

                                                                ORCHARD     ORCHARD    ORCHARD     ORCHARD
                                        ORCHARD     ORCHARD      INDEX       INDEX     MONEY      PREFERRED   ORCHARD
                                       INDEX 500   INDEX 600    EUROPEAN     PACIFIC    MARKET      STOCK      VALUE
                                          FUND       FUND         FUND        FUND       FUND       FUND        FUND
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------
ASSETS:
Investments at value:
    Short-term investments             5,368,000                1,699,000   1,257,000  2,751,782
    Common stocks                      600,330,286 6,123,952    89,400,691  48,208,742                        2,028,024
    Preferred stocks                                             506,684                          4,215,636
                                       ----------                                                 ----------
                                                   ----------   ---------   ---------  ---------              ---------
       Total investments (cost
$517,805,070; $4,841,231;              605,698,286 6,123,952    91,606,375  49,465,742 2,751,782  4,215,636   2,028,024
$72,584,703;
           $65,683,187; $2,751,782;
$4,150,017; $1,995,672)

Cash                                     12,287      21,582     3,017,823    336,321    160,446                  1,273
Dividends and interest receivable       647,864       2,345      310,449     210,114     16,047     18,950       1,477
Subscriptions receivable                647,806                  324,214     294,049
Receivables for investments sold       5,903,452     34,880     4,215,302   1,363,160  1,130,000   175,869      47,934
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

       Total assets                    612,909,695 6,182,759    99,474,163  51,669,386 4,058,275  4,410,455   2,078,708
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

LIABILITIES:
  Dividends payable                                                                         385
  Due to GW Capital Management          296,791       3,048       89,917      48,714      1,202      3,238       1,706
  Payables for investments purchased   6,295,499                6,971,286   1,746,714   865,745     26,046       9,069
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

        Total liabilities              6,592,290      3,048     7,061,203   1,795,428   867,332     29,284      10,775
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

NET ASSETS                             606,317,405 6,179,711    92,412,960  49,873,958 3,190,943  4,381,171   2,067,933
                                       ==========  ==========   =========   =========  =========  ==========  =========

NET ASSETS REPRESENTED BY:
  Capital stock, no par value          514,454,949 4,680,503    73,165,034  66,030,311 3,190,943  4,307,173   2,000,000
  Net unrealized appreciation          87,893,216  1,282,721    19,739,875  (9,317,239)             65,619      32,352
(depreciation) on investments
  Undistributed net investment         1,547,130      2,664      170,909      85,910                24,870       1,451
income (loss)
  Accumulated net short-term           2,421,079     95,719       57,474     (24,818)              (11,629)     34,130
realized gain (loss) on investments
  Accumulated net long-term               1,031     118,104       (2,129)                           (4,862)
realized gain (loss) on investments
  Net unrealized appreciation
(depreciation) on translation of
     assets and liabilities                                     (718,203)   (6,900,206)
denominated in foreign currencies
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

NET ASSETS                             606,317,405 6,179,711    92,412,960  49,873,958 3,190,943  4,381,171   2,067,933
                                       ==========  ==========   =========   =========  =========  ==========  =========

NET ASSET VALUE PER OUTSTANDING           14.2340     13.2699      14.7665     8.4435    1.0000     10.1774     10.3397
SHARE
                                       ==========  ==========   =========   =========  =========  ==========  =========

SHARES OF CAPITAL STOCK                42,596,461   465,695     6,258,278   5,906,805  3,190,943   430,479     200,000
OUTSTANDING:

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998
-------------------------------------------------------------------------------------------------------------------------

                                                                    ORCHARD    ORCHARD    ORCHARD    ORCHARD
                                            ORCHARD     ORCHARD    INDEX      INDEX      MONEY      PREFERRED    ORCHARD
                                           INDEX 500   INDEX 600   EUROPEAN    PACIFIC     MARKET     STOCK       VALUE
                                             FUND        FUND        FUND        FUND       FUND       FUND       FUND
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------
INVESTMENT INCOME:                                                                                                 (A)

    Interest                                151,873       1,516      101,889     77,143    87,774      2,178        270
    Dividends                              4,070,640     20,613      572,133    320,412              148,336      4,682
    Less:  Foreign withholding tax           (4,329)         (6)     (60,615)   (25,649)
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

        Total income                       4,218,184     22,123      613,407    371,906    87,774    150,514      4,952
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

EXPENSES:
    Salaries                                                           4,518      4,518     4,518
    Legal and SEC fees                                                19,913     19,421       987
    Directors' fees                                                      379        212         3
    Audit fees                                                         7,486      7,481     3,025
    Investment administration                                         77,408     94,544    56,522
    Bank and custodial fees                                           18,843     21,576     1,694
    Other expenses                                                    25,055     23,939       114
    Management fee                         1,600,807     16,930      368,748    238,330     3,118     19,334      3,501
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

       Total expenses                      1,600,807     16,930      522,350    410,021    69,981     19,334      3,501

Less amount reimbursed by GW Capital                                  79,852    124,025    62,809
Management
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

        Net expenses                       1,600,807     16,930      442,498    285,996     7,172     19,334      3,501
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

NET INVESTMENT INCOME  (LOSS)              2,617,377      5,193      170,909     85,910    80,602    131,180      1,451
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net short-term realized gain (loss)      2,422,079     95,719       57,474    (24,817)              (2,631)    34,130
on investments
  Net long-term realized gain (loss) on       1,031     118,104       (2,129)                         (4,862)
investments
  Change in net unrealized appreciation    101,584,644  475,148    19,553,054  (180,274)                (602)    32,352
(depreciation) on investments
  Change in net unrealized appreciation
(depreciation) on translation of
    assets and liabilities denominated                             (1,861,422)(4,538,651)
in foreign currencies
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

       Net change in realized and
unrealized appreciation (depreciation)     104,007,754  688,971    17,746,977 (4,743,742)             (8,095)    66,482
on
        Investments
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING
FROM OPERATIONS                            106,625,131  694,164    17,917,886 (4,657,832)  80,602    123,085     67,933
                                           ==========  ==========  =========  ========== ========== ==========  =========



(A) The portfolio commenced operations on March 2, 1998.

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 1998 AND THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------------

                                              ORCHARD              ORCHARD             ORCHARD              ORCHARD
                                           INDEX 500 FUND       INDEX 600 FUND      INDEX EUROPEAN       INDEX PACIFIC
                                                                                         FUND                FUND
                                         -------------------  ------------------- -------------------  ------------------
                                           1998      1997       1998      1997      1998      1997       1998     1997
                                           ----      ----       ----      ----      ----      ----       ----     ----
INCREASE IN  NET ASSETS:

OPERATIONS:
  Net investment income                  2,617,377   16,199      5,193     5,152  170,909     16,196    85,910    11,038
  Net short-term realized gain (loss)    2,422,079       32     95,719     7,567   57,474       (428)  (24,817)
on investments
  Net long-term realized gain (loss)         1,031             118,104             (2,129)
on investments
  Change in net unrealized               101,584,644 85,211    475,148  (285,862) 19,553,054 291,146   (180,274) 167,974
appreciation (depreciation) on
investments
  Change in net unrealized
appreciation (depreciation) on                                                    (1,861,422)(138,501) (4,538,651)(133,081)
translation
   of assets and liabilities
denominated in foreign currencies
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

  Net increase (decrease) in net         106,625,131 101,442   694,164  (273,143) 17,917,886 168,413   (4,657,832)45,931
assets resulting from operations
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net     (1,070,247)(15,329)  (149,777)   (5,085)  (8,353)
short-term realized gain
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

      Total distributions                (1,070,247)(15,329)  (149,777)   (5,085)  (8,353)
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares      45,626,415 4,500,000   15,650  4,500,000 16,501,158 4,500,000 10,979,8464,500,000
  Reinvestment of distributions          1,070,247   15,329    149,777     5,085    8,353
  Cost of shares redeemed                (38,800,473)              (22)           (4,153,662)          (4,892,987)
                                         ---------  --------  --------- --------- ---------  --------  --------- --------
    Net increase (decrease) in net
assets resulting from share              7,896,189  4,515,329  165,405  4,505,085 12,355,849 4,500,000 6,086,859 4,500,000
     transactions
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

      Total increase (decrease) in net   113,451,073 4,601,442  709,792  4,226,857 30,265,382 4,668,413 1,429,027 4,545,931
assets

NET ASSETS:
  Beginning of period                    492,866,332          5,469,919           62,147,578           48,444,931
                                                              ---------
                                         =========  ========            ========= =========  ========  ========= ========
  End of period                         606,317,405 4,601,442 6,179,711 4,226,857 92,412,960 4,668,413 49,873,958 4,545,931
                                         =========  ========  ========= ========= =========  ========  ========= ========

OTHER INFORMATION:

SHARES:
  Sold                                   3,480,233  450,000      1,273   450,000  1,226,881  450,000   1,255,105 450,000
  Issued in reinvestment of                 86,188    1,519     13,076       547      698
distributions
  Redeemed                               (3,118,255)                (2)           (320,070)            (548,103)
                                         ---------            ---------           ---------            ---------
                                                    --------            ---------            --------            --------

  Net increase (decrease)                  448,166  451,519     14,347   450,547  907,509    450,000   707,002   450,000
                                         =========  ========  ========= ========= =========  ========  ========= ========


See notes to financial statements.
THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 1998 AND THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------------

                                                         ORCHARD                        ORCHARD                ORCHARD
                                                    MONEY MARKET FUND            PREFERRED STOCK FUND         VALUE FUND
                                               ----------------------------    --------------------------     -----------
                                                   1998            1997           1998          1997             1998
                                                   ----            ----           ----          ----             ----
INCREASE IN  NET ASSETS:                                                                                         (A)

OPERATIONS:
  Net investment income                            80,602         32,869         131,180        60,377            1,451
  Net short-term realized gain (loss) on                                          (2,631)       (8,006)          34,130
investments
  Net long-term realized gain (loss) on                                           (4,862)
investments
  Change in net unrealized appreciation                                             (602)      (60,734)          32,352
(depreciation) on investments
  Change in net unrealized appreciation
(depreciation) on translation
   of assets and liabilities denominated in
foreign currencies
                                                 ----------     -----------    -----------   ------------     -----------

  Net increase (decrease) in net assets            80,602         32,869         123,085        (8,363)          67,933
resulting from operations
                                                 ----------     -----------    -----------   ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net              (80,602)       (32,869)       (106,310)      (57,095)
short-term realized gain
                                                 ----------     -----------    -----------   ------------     -----------

      Total distributions                         (80,602)       (32,869)       (106,310)      (57,095)
                                                 ----------     -----------    -----------   ------------     -----------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares                             3,000,000         16,000     4,000,000        2,000,000
  Reinvestment of distributions                    80,216         32,484         106,310        57,095
  Cost of shares redeemed
                                                 ----------     -----------    -----------   ------------     -----------
    Net increase (decrease) in net assets          80,216       3,032,484        122,310     4,057,095        2,000,000
resulting from share transactions

      Total increase (decrease) in net assets      80,216       3,032,484        139,085     3,991,637        2,067,933
                                                 ----------     -----------    -----------   ------------     -----------

NET ASSETS:
  Beginning of period                            3,110,727                     4,242,086
                                                                               -----------
                                                 ==========     ===========                  ============     ===========
  End of period                                  3,190,943      3,032,484      4,381,171     3,991,637        2,067,933
                                                 ==========     ===========    ===========   ============     ===========

OTHER INFORMATION:

SHARES:
  Sold                                                          3,000,000          1,565       400,000
  Issued in reinvestment of distributions          80,216         32,484          10,448         5,808          200,000
  Redeemed
                                                 ----------                    -----------                    -----------
                                                                -----------                  ------------

  Net increase (decrease)                          80,216       3,032,484         12,013       405,808          200,000
                                                 ==========     ===========    ===========   ============     ===========

(A) The portfolio commenced operations on March 2, 1998.

See notes to financial statements.                                                                            (Concluded)

THE ORCHARD SERIES FUND

INDEX 500 FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                   Six Months           Period Ended
                                                      Ended             October 31,
                                                    April 30,               1997
                                                      1998
                                                  --------------        -------------
                                                                             (A)
Net Asset Value, Beginning of Period              $    11.6936          $    10.0000

Income From Investment Operations

Net investment income                                   0.0622                0.0388
Net short-term realized gain (loss)                     0.0569                1.6936
Net long-term realized and unrealized gain (loss)       2.4472
                                                    ------------          -----------
                                                                              1.7324
Total Income (Loss) From Investment Operations          2.5663

Less Distributions

From net investment income and net short-term          (0.0259)              (0.0388)
realized gains

From net long-term realized gains
                                                                          -----------
                                                    ------------

Total Distributions                                    (0.0259)              (0.0388)
                                                    ------------          -----------

Net Asset Value, End of Period                    $    14.2340          $    11.6936
                                                    ============          ===========

Total Return                                           21.98%                17.38%

Net Assets, End of Period                         $ 606,317,405         $ 492,866,332

Average Commission Rate Paid Per Share Bought or  $     0.0330          $     0.0318
Sold

Ratio of Expenses to Average Net Assets                 0.60%*                0.60%*

Ratio of Net Investment Income to Average Net           0.98%*                1.67%*
Assets

Portfolio Turnover Rate                                 9.35%                 0.45%


*Annualized

(A) The portfolio commenced operations February 3, 1997.






                                                               (continued)

THE ORCHARD SERIES FUND

INDEX 600 FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                  Six Months           Period Ended
                                                    Ended              ------------
                                                  April 30,            October 31,
                                                     1998                  1997
                                                 -------------
                                                                             (A)
Net Asset Value, Beginning of Period             $   12.1191            $   10.0000

Income From Investment Operations

Net investment income                                 0.0111                 0.0238
Net short-term realized gain (loss)                   0.2055                 0.3262
Net long-term realized and unrealized gain            1.2656                 1.7929
(loss)
                                                   -----------            ----------

Total Income (Loss) From Investment Operations        1.4822                 2.1429

Less Distributions

From net investment income and net short-term        (0.3314)               (0.0238)
realized gains
                                                   -----------            ----------
                                                   -----------

Total Distributions                                  (0.3314)               (0.0238)
                                                   -----------            ----------

Net Asset Value, End of Period                   $   13.2699            $    12.1191
                                                   ===========            ==========

Total Return                                         12.67%                  21.46%

Net Assets, End of Period                        $ 6,179,711            $ 5,469,919

Average Commission Rate Paid Per Share Bought    $    0.0329            $    0.0345
or Sold

Ratio of Expenses to Average Net Assets               0.60%*                 0.60%*

Ratio of Net Investment Income to Average Net         0.18%*                 0.30%*
Assets

Portfolio Turnover Rate                              14.72%                 21.58%


*Annualized

(A) The portfolio commenced operations February 3, 1997.







                                                     (continued)

THE ORCHARD SERIES FUND

INDEX EUROPEAN FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for periods ended April
30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                      Six Months       Period Ended
                                      Ended
                                                    April 30, 1998      October 31,
                                                                           1997
                                                    ---------------    --------------
                                                                             (A)
Net Asset Value, Beginning of Period                 $    11.6147       $   10.0000

Income From Investment Operations

Net investment income                                      0.0273            0.0343
Net short-term realized gain (loss)                        0.0092            0.0016
Net long-term realized and unrealized gain (loss)          3.1168            1.6131
                                                       ------------       -----------

Total Income (Loss) From Investment Operations             3.1533            1.6490

Less Distributions

From net investment income and net short-term             (0.0015)          (0.0343)
realized gains
                                                       ------------       -----------

Total Distributions                                       (0.0015)          (0.0343)
                                                       ------------       -----------

Net Asset Value, End of Period                       $    14.7665       $   11.6147
                                                       ============       ===========

Total Return                                              27.15%            16.47%

Net Assets, End of Period                            $ 92,412,960       $ 62,147,578

Average Commission Rate Paid Per Share Bought or     $     0.0391       $    0.0639
Sold

Ratio of Expenses to Average Net Assets                    1.20%*            1.20%*#

Ratio of Net Investment Income to Average Net              0.46%*            0.83%*
Assets

Portfolio Turnover Rate                                    9.37%             5.69%


*Annualized

(A) The portfolio commenced operations February 3, 1997.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.






                                                    (continued)

THE ORCHARD SERIES FUND

INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                   Six Months          Period Ended
                                                   Ended
                                                  April 30,            October 31,
                                                     1998                  1997
                                                 -------------         -------------
                                                                             (A)
Net Asset Value, Beginning of Period             $     9.3167           $    10.0000

Income From Investment Operations

Net investment income                                  0.0145                 0.0163
Net short-term realized gain (loss)                   (0.0042)
Net long-term realized and unrealized gain            (0.8835)               (0.6833)
(loss)
                                                   -----------            ----------

Total Income (Loss) From Investment Operations        (0.8732)               (0.6670)

Less Distributions

From net investment income and net short-term                                (0.0163)
realized gains
                                                   -----------            ----------

Total Distributions                                                          (0.0163)
                                                   -----------            ----------

Net Asset Value, End of Period                   $     8.4435           $     9.3167
                                                   ===========            ==========

Total Return                                          (9.37)%                (6.67%)

Net Assets, End of Period                        $ 49,873,958           $ 48,444,931

Average Commission Rate Paid Per Share Bought    $     0.0132           $     0.0093
or Sold

Ratio of Expenses to Average Net Assets                1.20%*#                1.20%*#

Ratio of Net Investment Income to Average Net          0.36%*                 0.42%*
Assets

Portfolio Turnover Rate                                1.79%                  0.04%


*Annualized

(A) The portfolio commenced operation February 3, 1997.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.






                                                                   (continued)

THE ORCHARD SERIES FUND

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                  Six Months           Period Ended
                                                  Ended April           October 31,
                                                   30, 1998                1997
                                                 --------------        --------------

                                                 --------------        --------------
                                                                             (A)
Net Asset Value, Beginning of Period             $    1.0000            $     1.0000

Income From Investment Operations

Net investment income                                 0.0255                  0.0363
                                                   ------------           -----------

Total Income (Loss) From Investment Operations        0.0255                  0.0363

Less Distributions

From net investment income                           (0.0255)                (0.0363)
                                                   ------------           -----------

Total Distributions                                  (0.0255)                (0.0363)
                                                   ------------           -----------

Net Asset Value, End of Period                   $    1.0000            $     1.000
                                                   ============           ===========

Net Assets, End of Period                        $ 3,190,943            $ 3,110,727

Ratio of Expenses to Average Net Assets               0.46%*#                 0.46%*#

Ratio of Net Investment Income to Average Net         5.17%*                  4.88%*
Assets





*Annualized

(A) The portfolio commenced operations February 3, 1997.

#Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.






                                      (continued)

THE ORCHARD SERIES FUND

PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                  Six Months           Period Ended
                                                    Ended              October 31,
                                                  April 30,                1997
                                                     1998
                                                 -------------         -------------

                                                 -------------         -------------
                                                                             (A)
Net Asset Value, Beginning of Period             $   10.1372            $   10.0000

Income From Investment Operations

Net investment income                                 0.3096                 0.4544
Net short-term realized gain (loss)                  (0.0061)               (0.0215)
Net long-term realized and unrealized gain           (0.0115)                0.1587
(loss)
                                                   -----------            ----------

Total Income (Loss) From Investment Operations        0.2920                 0.5916

Less Distributions

From net investment income and net short-term        (0.2518)               (0.4544)
realized gains
                                                   -----------            ----------
                                                   -----------

Total Distributions                                  (0.2518)               (0.4544)
                                                   -----------            ----------

Net Asset Value, End of Period                   $   10.1774            $   10.1372
                                                   ===========            ==========

Total Return                                          2.90%                  6.04%

Net Assets, End of Period                        $ 4,381,171            $ 4,242,086

Ratio of Expenses to Average Net Assets               0.90%*                 0.90%*

Ratio of Net Investment Income to Average Net         6.11%*                 6.07%*
Assets

Portfolio Turnover Rate                              17.45%                 10.05%


*Annualized

(A) The portfolio commenced operations February 3, 1997.







                                                               (continued)

THE ORCHARD SERIES FUND

VALUE FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of  capital  stock of the  fund  from  March 2,  1998
(inception) to April 30, 1998, are as follows:

                                                                       Period Ended
                                                                      April 30, 1998
                                                                     ------------------
                                                                            (A)
Net Asset Value, Beginning of Period                               $        10.0000

Income From Investment Operations

Net investment income                                                        0.0073
Net short-term realized gain (loss)                                          0.1706
Net long-term realized and unrealized gain (loss)                            0.1618
                                                                     ------------------
                                                                             0.3397
Total Income (Loss) From Investment Operations

Less Distributions

From net investment income and net short-term realized gains

From net long-term realized gains
                                                                     ------------------

Total Distributions
                                                                     ------------------

Net Asset Value, End of Period                                     $        10.3397
                                                                     ==================

Total Return                                                                 3.40%

Net Assets, End of Period                                          $    2,067,933

Average Commission Rate Paid Per Share Bought or Sold              $         0.0591

Ratio of Expenses to Average Net Assets                                      1.00%*

Ratio of Net Investment Income to Average Net Assets                         0.43%*

Portfolio Turnover Rate                                                     23.88%


*Annualized

(A) The portfolio commenced operations on March 2, 1998.






                                                         (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED APRIL 30, 1998 AND THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
--------------------------------------------------------------------------------


1.    ORGANIZATION

      The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust offers seven separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, Orchard Preferred Stock Fund and Orchard Value Fund.

      Initial capitalization of $100,000 for each Fund, excluding Orchard Value, was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Additional capitalization was received from GWL&A on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund, $3,900,000 for Orchard Preferred Stock Fund, and $4,400,000 for Orchard Index 600 Fund. Orchard Value Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998. At April 30, 1998, GWL&A's investment in the Funds totaled $16,157,576.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of the significant  accounting  policies of the
      Fund,  which  are  in  accordance  with  generally   accepted   accounting
      principles in the investment company industry:

      Security  Valuation - Securities traded on national  securities  exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income is accrued daily.

      Dividends - Dividends from investment income of the Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Preferred Stock Fund are declared and reinvested quarterly. Dividends from investment income of the Index 500, Index 600 Funds and Value Fund are declared and reinvested semi-annually while dividends from investment income of the Index Pacific and Index European Funds are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

      Security Transactions - Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

     Foreign Currency Translation - The accounting records of the Orchard Index European and Orchard Index Pacific Funds are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Orchard Index European and Orchard Index Pacific Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Orchard Index European and Orchard Index Pacific Funds and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Federal Income Taxes - For federal income tax purposes, each Fund intends to quality as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.    INVESTMENT ADVISORY AGREEMENT

      GW Capital Management, LLC ("Capital Management"), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Fund's investments and handling their business affairs.

      As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Money Market Fund, .90% of the average daily net assets of the Preferred Stock Fund, .60% of the average daily net assets of the Index 500 and Index 600 Funds and 1.00% of the average daily net assets of the Index Pacific, Index European, and Value Funds.

      Subject to revision, Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not eligible for reimbursement.

4.    OTHER RELATED PARTY TRANSACTIONS

      One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A , distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a
      wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.    CAPITAL STOCK

      The Trust has authorized capital of an unlimited number of shares with no stated par value for each portfolio in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.    UNREALIZED APPRECIATION (DEPRECIATION)

      Gross unrealized appreciation (depreciation) of securities is as follows as of April 30, 1998:


                                           Orchard
                    Orchard    Orchard                Orchard    Orchard    Orchard
                    Index      Index        Index     Index      Preferred   Value
                      500        600       European   Pacific
                     Fund        Fund       Fund        Fund     Stock        Fund
                                                                   Fund
                    ---------  ---------  ----------  ---------  ---------  ---------


       Gross        96,062,176 1,603,292  19,480,516   491,625    97,305     80,525
       appreciation

       Gross        (8,168,960)(320,571)  (458,844)   (16,709,070(31,686)   (48,173)
       depreciation
                    ---------  ---------  ----------  ---------  ---------  ---------

       Net
       unrealized
       appreciation
      (depreciation)
                    87,893,21 $1,282,721  19,021,672  (16,217,445) 65,619     32,352

                    =========  =========   =========     =========  =========  =========




The Orchard Series Fund

Orchard Index European Fund

COMMON STOCK

AUSTRIA              --- 0.4%

ELECTRIC
        192 EVN-Energie Versorgung AG                                     28,376
        254 Oest Elektrizatswirts AG*                                     30,988
                                                                         $59,364

FOREIGN BANKS
      1,378 Bank Austria AG*                                             106,463
        120 Bank Austria AG Ptg Certs*                                     7,589
        126 Bank Austria AG-Vorzug*                                        9,803
         12 Creditanstalt - Bankverein Ptg Certs*                          5,064
          2 Creditanstalt AG*                                                206
                                                                        $129,125

INDUSTRIAL PRODS & SVCS
        252 VA Technologie AG*                                            36,245
                                                                         $36,245

MFTG - INDUSTRIAL PRODS
        554 Voest-Alpine Stahl AG                                         22,741
        146 Wienerberger Baust*                                           32,743
                                                                         $55,484

OIL & GAS
        454 Omv AG*                                                       67,422
                                                                         $67,422

TOTAL AUSTRIA              --- 0.4%                                     $347,640

BELGIUM              --- 3.1%

CONSUMER SERVICES
        100 UCB SA                                                       477,850
                                                                        $477,850

CREDIT INSTITUTIONS
      1,600 Societe Generale de Belgique SA                              246,786
                                                                        $246,786

ELECTRIC
      1,250 Electrabel                                                   331,915
      2,600 Tractebel Inv International                                  310,778
                                                                        $642,693

FINANCIAL SERVICES
        954 Fortis AG                                                    269,295
                                                                        $269,295

FOREIGN BANKS
        700 Dexia Belgium*                                                95,867
        400 Generale de Banque                                           230,956
        314 Kredietbank NV Series A                                      177,060
         50 Kredietbank NV VVPR*                                          27,823
                                                                        $531,706

HOLDING & INVEST OFFICES
        600 Group Bruxelles Lambert SA*                                  119,773
                                                                        $119,773

INSURANCE
          4 Fortis AG*                                                         1
        370 Royale Belge                                                 153,917
                                                                        $153,918

MFTG - INDUSTRIAL PRODS
      1,500 Solvay SA                                                    112,844
                                                                        $112,844

OIL & GAS
        650 Electrafina SA*                                               85,157
        600 Petrofina SA                                                 236,629
                                                                        $321,786

TOTAL BELGIUM              --- 3.1%                                   $2,876,651

DENMARK              --- 1.0%

COMMUNICATIONS
      1,056 Tele Danmark A/S                                              88,785
                                                                         $88,785

CONSUMER SERVICES
      1,078 Novo-Nordisk A/S                                             174,964
         15 Sophus Berendsen A/S Series A*                                   605
        335 Sophus Berendsen A/S Series B*                                13,569
                                                                        $189,138

FINANCIAL SERVICES
        784 Unidanmark                                                    65,916
                                                                         $65,916

FOREIGN BANKS
        504 BG Bank AS                                                    29,478
        900 Den Danske Bank AS                                           109,226
                                                                        $138,704

HOLDING & INVEST OFFICES
         15 Ratin A/S Series A*                                            2,837
        335 Ratin A/S Series B*                                           64,414
                                                                         $67,251

INSURANCE
         15 Codan Forsikring                                               2,369
                                                                          $2,369

MFTG - CONSUMER PRODS
        594 Carlsberg Series A                                            36,913
        198 Carlsberg Series B                                            12,333
      1,009 Danisco A/S                                                   63,441
                                                                        $112,687

MFTG - INDUSTRIAL PRODS
          2 A/S Dampskibsselskabet Svendborg*                            127,212
          2 D/S 1912*                                                     89,779
                                                                        $216,991

TOTAL DENMARK              --- 1.0%                                     $881,841

FINLAND              --- 1.3%

COMMUNICATIONS
      9,400 Nokia Oyj Series A*                                          632,194
      3,000 Nokia Oyj Series K*                                          199,559
                                                                        $831,753

FOREIGN BANKS
     13,000 Merita Ltd Series A*                                          87,192
        100 Merita Ltd Series B*                                             621
                                                                         $87,813

MFTG - CONSUMER PRODS
        500 Cultor OY                                                     29,585
        300 Huhtamaki Group Class I                                       17,365
        700 Orion Yhtyma Oy Series A                                      21,867
        560 Orion Yhtyma Oy Series B                                      17,391
                                                                         $86,208

MFTG - INDUSTRIAL PRODS
        900 Kemira OY*                                                     9,757
        700 Metra OY Class B                                              17,622
      1,400 Outokumpu OY                                                  19,680
         13 Rauma OY                                                         244
      4,900 UPM-Kymmene Corp                                             147,216
      1,300 Valmet Corp                                                   21,571
                                                                        $216,090

TOTAL FINLAND              --- 1.3%                                   $1,221,864

FRANCE               --- 11.8%

AGRICULTURE
         50 Eridania Beghin-SA                                            10,841
                                                                         $10,841

COMMUNICATIONS
        510 Canal Plus                                                    88,612
      5,300 France Telecom SA*                                           288,423
                                                                        $377,035

CONSUMER SERVICES
        650 Accor                                                        177,133
      1,100 Havas                                                         99,860
        475 Pin-Printemps-Redo                                           353,660
      1,950 Sanofi SA                                                    236,358
                                                                        $867,011

CREDIT INSTITUTIONS
         19 Cie de Suez*                                                      73
                                                                             $73

ELECTRONICS - HIGH TECH
      3,700 Alcatel Alsthom (Cie Gen El)                                 685,937
                                                                        $685,937

FOREIGN BANKS
      4,800 Banque Nationale de Paris                                    404,629
      2,350 Societe Generale                                             489,193
                                                                        $893,822

HOLDING & INVEST OFFICES
      3,775 Cie Financiere de Paribas                                    401,703
                                                                        $401,703

INSURANCE
      7,700 Axa UAP                                                      903,864
                                                                        $903,864

MFTG - CONSUMER PRODS
        700 Christian Dior                                                94,856
      1,800 Groupe Danone                                                424,980
      1,960 LVMH Moet Hennessy                                           403,445
      3,100 Michelin (CGDE)                                              195,296
        320 Promodes                                                     154,137
        800 Synthelabo*                                                  120,378
                                                                      $1,393,092

MFTG - INDUSTRIAL PRODS
      1,525 L'Air Liquide                                                281,450
      4,300 Renault (Regie NTL)*                                         199,471
      7,100 Rhone-Poulenc SA                                             347,185
      2,300 Schneider SA                                                 172,087
        100 Usinor Sacilor*                                                1,496
                                                                      $1,001,689

OIL & GAS
      6,100 Elf Aquitaine SA                                             800,229
      5,550 TOTAL SA                                                     659,791
                                                                      $1,460,020

RETAIL TRADE
        945 Carrefour                                                    541,288
        200 Cie Generale De Eaux warrants*                                   291
      2,750 Cie Generale des Eaux                                        511,190
      1,950 Cie de Saint Gobain                                          324,870
      1,430 L'oreal                                                      682,379
      1,600 Lafarge                                                      151,104
      1,050 Peugeot SA                                                   182,263
                                                                      $2,393,385

UTILITIES
      2,541 Lyonnaise Des Eaux                                           430,936
                                                                        $430,936

TOTAL FRANCE               --- 11.8%                                 $10,819,408

GERMANY              --- 12.6%

ELECTRIC
     10,700 Veba AG                                                      707,448
                                                                        $707,448

ELECTRONICS - HIGH TECH
     12,250 Siemens AG                                                   717,053
                                                                        $717,053

FOREIGN BANKS
      5,650 Bayer Vereins Bank AG*                                       429,939
      9,150 Commerzbank AG                                               352,982
     10,900 Deutsche Bank AG                                             845,847
     10,650 Dresdner Bank AG                                             576,494
                                                                      $2,205,262

INSURANCE
      5,150 Allianz AG Holdings*                                       1,591,970
      1,900 Muenchener Rueckver AG*                                      877,021
                                                                      $2,468,991

MFTG - INDUSTRIAL PRODS
     12,500 BASF AG                                                      556,779
     14,150 Bayer Ag                                                     629,485
     11,300 Hoechst AG                                                   455,452
        865 Mannesmann AG                                                686,676
        450 Viag AG                                                      228,035
        530 Volkswagen AG                                                422,954
                                                                      $2,979,381

OIL & GAS
      7,150 Rwe AG                                                       363,917
                                                                        $363,917

RETAIL TRADE
      3,840 Metro AG*                                                    190,523
                                                                        $190,523

TELEPHONE
     14,000 Deutsche Telekom AG*                                         357,453
                                                                        $357,453

TRANSPORTATION EQUIPMENT
        420 Bayerische Motoren Werke AG*                                 463,597
     10,700 Daimler-Benz AG                                            1,045,066
                                                                      $1,508,663

TOTAL GERMANY              --- 12.6%                                 $11,498,691

IRELAND              --- 1.4%

FOREIGN BANKS
     23,510 Allied Irish Banks PLC                                       299,270
      8,246 Bank of Ireland Series A*                                    141,128
     14,312 Bank of Ireland Series B*                                    289,883
                                                                        $730,281

INSURANCE
      5,292 Irish Life PLC                                                49,032
                                                                         $49,032

MFTG - CONSUMER PRODS
      8,755 Kerry Group PLC                                              138,059
     18,536 Smurfit (Jefferson)                                           68,852
                                                                        $206,911

MFTG - INDUSTRIAL PRODS
     20,209 CRH PLC*                                                     288,085
                                                                        $288,085

TOTAL IRELAND              --- 1.4%                                   $1,274,309

ITALY                --- 6.3%

COMMERCIAL/OTHER
      9,000 Rolo Banca*                                                  208,404
                                                                        $208,404

COMMUNICATIONS
     20,000 Mediaset SpA*                                                131,029
                                                                        $131,029

CREDIT INSTITUTIONS
     41,000 Credito Italiano*                                            215,582
                                                                        $215,582

FOREIGN BANKS
     17,000 Istituto Banc San Paolo di Torino                            245,792
     13,000 Istituto Mobiliare Italiano SpA                              212,922
                                                                        $458,714

INSURANCE
     13,000 Alleanza Assicurazioni                                       165,565
      1,000 Alleanza Assicurazioni non convertible                         9,658
     19,000 Assic Generali SpA                                           571,953
     85,000 Istituto Nazionale delle Assicurazioni                       254,193
      1,000 Riunione Adriatica di Sicurta SpA                             16,068
                                                                      $1,017,437

MFTG - CONSUMER PRODS
      7,000 Montedison SpA                                                 8,836
      1,000 Montedison SpA RNC                                               913
                                                                          $9,749

MFTG - INDUSTRIAL PRODS
     77,600 Fiat SpA                                                     307,884
     13,200 Fiat SpA RNC                                                  32,877
                                                                        $340,761

OIL & GAS
     89,000 ENI SpA                                                      597,907
                                                                        $597,907

TELEPHONE
    161,500 Telecom Italia Mobile SpA                                    921,241
     26,000 Telecom Italia Mobile SpA RNC                                 94,420
    185,111 Telecom Italia SpA*                                        1,385,248
     80,116 Telecom Italia SpA RNC*                                      422,616
                                                                      $2,823,525

TOTAL ITALY                --- 6.3%                                   $5,803,108

NETHERLANDS          --- 9.1%

COMMUNICATIONS
        281 Polygram NV                                                   11,602
                                                                         $11,602

CONSUMER SERVICES
      7,923 Philips Electronics                                          698,165
                                                                        $698,165

FOREIGN BANKS
     34,676 ABN Amro Holding NV                                          844,583
     23,542 ING Groep NV                                               1,536,680
        350 ING Groep NV warrants*                                        10,854
                                                                      $2,392,117

INSURANCE
      6,705 Aegon NV                                                     869,658
                                                                        $869,658

MFTG - CONSUMER PRODS
     14,684 Unilever NV*                                               1,045,326
                                                                      $1,045,326

OIL & GAS
     49,178 Royal Dutch Petroleum Co                                   2,714,528
                                                                      $2,714,528

TELEPHONE
     10,883 Kon Ptt Nederland                                            562,468
                                                                        $562,468

TOTAL NETHERLANDS          --- 9.1%                                   $8,293,864

NORWAY               --- 0.5%

ELECTRIC
        300 Hafslund ASA                                                   1,791
                                                                          $1,791

FOREIGN BANKS
      4,600 Christiania Bank og Kreditdasse*                              21,173
      5,300 Den Norske Bank*                                              27,880
                                                                         $49,053

INSURANCE
      4,600 Storebrand ASA*                                               40,741
                                                                         $40,741

MFTG - CONSUMER PRODS
      1,200 Schibsted AS*                                                 22,866
                                                                         $22,866

MFTG - INDUSTRIAL PRODS
        600 Kvaerner AS Series A                                          26,651
        100 Kvaerner AS Series B*                                          4,079
      1,900 Norske Hydro AS*                                              94,847
        700 Orkla ASA Series A                                            83,038
        200 Orkla ASA Series B*                                           21,417
                                                                        $230,032

OIL & GAS
      1,700 Saga Petroleum Series A                                       33,763
        600 Saga Petroleum Series B*                                      10,709
        200 Transocean                                                    11,004
                                                                         $55,476

RETAIL TRADE
      1,000 Aker Rgi ASA*                                                 17,579
                                                                         $17,579

TRANSPORTATION EQUIPMENT
        900 Bergesen dy ASA  Series A*                                    19,444
        400 Bergesen dy ASA Series B*                                      8,615
                                                                         $28,059

TOTAL NORWAY               --- 0.5%                                     $445,597

SPAIN                --- 4.9%

COMMUNICATIONS
     19,300 Telefonica de Espana SA*                                      14,947
                                                                         $14,947

ELECTRIC
     21,400 Endesa SA                                                    519,690
     18,515 Iberdrola SA                                                 297,727
                                                                        $817,417

FOREIGN BANKS
      2,125 Argentaria Corp BC                                           177,130
      9,900 BCO ESP de Credito*                                          119,559
     13,840 Banco Bilbao Vizcaya                                         712,166
      9,512 Banco Central Hispanoamericano                               316,526
      3,800 Banco Popular Espanol SA                                     311,762
     10,368 Banco Santander SA                                           547,797
                                                                      $2,184,940

OIL & GAS
      5,000 Gas Natural SDG*                                             320,294
      6,150 Repsol SA                                                    337,047
                                                                        $657,341

TELEPHONE
     19,300 Telefonica de Espana                                         805,644
                                                                        $805,644

TOTAL SPAIN                --- 4.9%                                   $4,480,289

SWEDEN               --- 4.5%

COMMUNICATIONS
      1,400 Telefonaktiebolaget LM Ericsson Class A*                      75,493
     18,600 Telefonaktiebolaget LM Ericsson Class B                      980,161
                                                                      $1,055,654

CONSTRUCTION
      2,000 Skanska AB Class B*                                           93,253
                                                                         $93,253

CONSUMER SERVICES
     27,800 Astra AB Series A*                                           570,908
      5,133 Astra AB Series B*                                           102,098
                                                                        $673,006

ELECTRIC
     13,900 ABB AB Series A                                              225,311
      4,500 ABB AB Series B                                               69,746
                                                                        $295,057

FOREIGN BANKS
      7,300 ForeningsSparbanken AB*                                      228,172
     23,500 Nordbanken Holding AB*                                       173,008
     11,700 Skand Enskilda BKN                                           194,940
      4,500 Svenska Handelsbanken Series A*                              204,007
        100 Svenska Handelsbanken Series B*                                4,275
                                                                        $804,402

HOLDING & INVEST OFFICES
      1,000 Incentive AB Series A*                                        96,869
        400 Incentive AB Series B*                                        38,593
      1,300 Investor AB Series A                                          73,039
      1,900 Investor AB Series B                                         107,241
                                                                        $315,742

MFTG - INDUSTRIAL PRODS
      2,600 Atlas Copco AB Class A                                        76,733
      1,300 Atlas Copco AB Class B                                        38,283
         60 Granges AB*                                                    1,093
      3,500 Sandvik AB Series A                                          101,035
      1,200 Sandvik AB Series B*                                          34,563
      1,700 Scania AB Series A*                                           40,072
      1,700 Scania AB Series B*                                           40,401
        500 Stora Kopparbergs Series A                                     8,557
                                                                        $340,737

RETAIL TRADE
      3,800 Hennes & Mauritz AB                                          197,794
                                                                        $197,794

TRANSPORTATION
      2,400 Volvo Series A*                                               68,816
      5,400 Volvo Series B*                                              157,626
                                                                        $226,442

WHOLESALE TRADE -CONSUMER
      1,194 Electrolux AB                                                111,035
                                                                        $111,035

TOTAL SWEDEN               --- 4.5%                                   $4,113,122

SWITZERLAND          --- 11.1%

CONSUMER SERVICES
      1,430 Novartis AG                                                2,363,951
        140 Novartis AG Bearer                                           232,182
                                                                      $2,596,133

FOREIGN BANKS
      1,625 Schweizerischer Bankverein                                   564,341
        500 Union Bank of Switzerland                                    160,479
        500 Union Bank of Switzerland Bearer                             805,226
                                                                      $1,530,046

HOLDING & INVEST OFFICES
      5,900 CS Holding                                                 1,297,827
        890 Nestle SA                                                  1,726,370
                                                                      $3,024,197

INSURANCE
        335 Schweizerische Rueckversicherungs                            739,135
                                                                        $739,135

MFTG - INDUSTRIAL PRODS
        161 Roche Holding AG                                           1,631,786
         38 Roche Holdings AG*                                           636,415
                                                                      $2,268,201

TOTAL SWITZERLAND          --- 11.1%                                 $10,157,712

UNITED KINGDOM       --- 29.7%

AIR
     18,179 BAA PLC                                                      185,011
      4,034 British Airways PLC                                           42,033
                                                                        $227,044

COMMUNICATIONS
     29,000 British Sky Broadcasting Group PLC                           210,986
     41,000 Cable and Wireless                                           469,722
     14,142 Granada Group                                                243,621
     24,266 Reuters Group PLC                                            262,990
     54,360 Vodafone Group                                               595,507
                                                                      $1,782,826

CONSTRUCTION
      1,068 Hanson PLC                                                     6,301
                                                                          $6,301

CONSUMER SERVICES
      8,260 BOC Group                                                    141,050
     14,532 EMI Group PLC                                                147,651
     70,000 Glaxo Wellcome PLC                                         1,979,138
     50,859 Marks and Spencer                                            483,576
        650 Nycomed Amersham PLC Series A*                                21,545
        455 Nycomed Amersham PLC Series B*                                14,776
     14,000 Rank Group PLC                                                90,616
    108,361 Smithkline Beecham PLC                                     1,292,197
     17,000 Zeneca Group PLC                                             732,421
                                                                      $4,902,970

ELECTRIC
        855 Energy Group PLC                                              11,990
     46,636 General Electric Co PLC                                      386,094
      2,550 National Grid Group PLC*                                      16,462
     20,000 National Power PLC                                           194,846
     11,126 Powergen                                                     150,355
     20,000 Scottish Power PLC                                           183,891
                                                                        $943,638

ENVIRONMENTAL SERVICES
     48,000 Rentokil Initial PLC                                         309,279
                                                                        $309,279

FINANCIAL SERVICES
     21,000 Legal & General Group PLC                                    251,828
                                                                        $251,828

FOREIGN BANKS
     26,000 Abbey National PLC                                           488,337
     20,130 Bank of Scotland                                             247,456
     29,842 Barclays PLC                                                 860,960
     15,000 HSBC Holdings ORD                                            473,401
     32,000 HSBC Holdings PLC                                            941,952
     45,000 Halifax PLC*                                                 600,971
     96,040 Lloyds TSB Group PLC                                       1,438,414
     31,000 National Westminster Bank PLC                                620,615
     34,000 Prudential Corp                                              481,647
     13,969 Royal BK Scot Group                                          215,642
                                                                      $6,369,395

GAS
     71,470 BG PLC*                                                      381,910
     81,000 BG PLC Series B*                                              40,642
                                                                        $422,552

HOLDING & INVEST OFFICES
     67,603 BTR PLC                                                      224,719
     17,000 Standard Chartered                                           260,442
     20,000 Tomkins PLC                                                  117,744
                                                                        $602,905

INDUSTRIAL PRODS & SVCS
      5,914 GKN PLC                                                      170,820
      8,000 Siebe PLC                                                    178,757
                                                                        $349,577

INSURANCE
     11,000 Commercial Union                                             205,868
      8,090 General Accident PLC                                         190,239
     26,000 Royal & Sun Alliance Insurance Group PLC                     290,480
                                                                        $686,587

MFTG - CONSUMER PRODS
     51,000 ASDA Group                                                   170,808
     15,000 Associated British Foods                                     140,741
     61,657 BAT Industries PLC                                           581,604
     34,000 British Steel                                                 90,415
     16,873 Cadbury Schweppes PLC                                        246,079
      9,590 Pearson PLC                                                  150,288
     18,864 Reed International PLC                                       166,742
      6,000 Vendome Luxury Group PLC                                      49,473
                                                                      $1,596,150

MFTG - INDUSTRIAL PRODS
     39,000 Billiton PLC                                                 111,539
      2,000 British Aerospace PLC                                         66,833
     12,000 Imperial Chemical Industry                                   217,960
      5,047 Rolls-Royce PLC                                               23,551
     63,656 Unilever PLC                                                 678,180
                                                                      $1,098,063

MINING
     17,959 RTZ Corp                                                     257,863
                                                                        $257,863

OIL & GAS
    113,130 British Petroleum Company PLC                              1,787,088
      7,000 Centrica PLC*                                                 12,147
    147,000 Shell Transport & Trading Co PLC                           1,094,066
                                                                      $2,893,301

REAL ESTATE
      8,665 Land Securities PLC                                          154,777
                                                                        $154,777

RETAIL TRADE
     17,880 Allied Domecq                                                183,911
     13,256 Bass PLC*                                                    251,637
     15,188 Boots Co                                                     235,349
     57,645 Diageo PLC                                                   686,448
     17,000 Great Universal Stores PLC                                   259,020
     31,103 J Sainsbury PLC                                              243,713
     11,083 Kingfisher PLC                                               201,304
     18,243 Safeway PLC                                                  108,773
     10,000 Scot & Newcastle                                             151,361
     36,469 Tesco PLC                                                    341,569
      8,065 Whitbread                                                    139,338
                                                                      $2,802,423

TELEPHONE
    126,623 British Telecommunications PLC                             1,374,433
                                                                      $1,374,433

TRANSPORTATION
     10,480 Peninsular & Oriental Steam Navigation Co                    154,683
                                                                        $154,683

TOTAL UNITED KINGDOM       --- 29.7%                                 $27,186,595

TOTAL COMMON STOCK --- 97.6%                                         $89,400,691
(Cost $70,460,357)

PREFERRED STOCK

GERMANY              --- 0.5%

MFTG - INDUSTRIAL PRODS
        300 Volkswagen AG*                                               178,114
                                                                        $178,114

OIL & GAS
      4,750 Rwe AG                                                       199,792
                                                                        $199,792

RETAIL TRADE
        360 Metro AG*                                                     13,426
                                                                         $13,426

TRANSPORTATION EQUIPMENT
        100 Bayerische Motoren Werke AG*                                  71,914
                                                                         $71,914

TOTAL GERMANY              --- 0.5%                                     $463,246

ITALY                --- 0.0%

MFTG - INDUSTRIAL PRODS
     17,600 Fiat SpA                                                      43,438
                                                                         $43,438

TOTAL ITALY                --- 0.0%                                      $43,438

TOTAL PREFERRED STOCK --- 0.6%                                          $506,684
(Cost $425,346)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 1.9%

SECURITIES & COMMODITIES
  1,699,000 Merrill Lynch & Co Inc                                     1,699,000
                                                                      $1,699,000

TOTAL UNITED STATES        --- 1.9%                                   $1,699,000

TOTAL SHORT-TERM INVESTMENTS --- 1.9%                                 $1,699,000
(Cost $1,699,000)

TOTAL ORCHARD INDEX EUROPEAN FUND --- 100.0%                         $91,606,375
(Cost $72,584,703)


The Orchard Series Fund

Orchard Index Pacific Fund

COMMON STOCK

AUSTRALIA            --- 8.8%

COMMUNICATIONS
     44,400 Telstra Corp Installment Receipts                            104,264
                                                                        $104,264

CONSUMER SERVICES
      1,800 Publishing & Broadcasting Ltd                                  8,606
                                                                          $8,606

FOREIGN BANKS
     45,000 Australia & New Zealand Banking Group Ltd                    314,171
     27,312 Commonwealth Bank of Australia                               327,986
      1,800 FXF Trust*                                                       235
     41,585 National Australia Bank                                      591,345
     56,200 Westpac Banking Corp Ltd                                     377,590
                                                                      $1,611,327

INSURANCE
      6,750 Lend Lease Corp Ltd                                          154,986
     51,669 National Mutual Holdings Ltd                                 122,344
                                                                        $277,330

MFTG - CONSUMER PRODS
     25,215 Coca-Cola Amatil Ltd                                         192,439
     41,100 Foster's Brewing Group Ltd                                    89,544
     21,400 News Corp Ltd                                                143,501
     21,400 Pacific Dunlop Ltd                                            39,644
                                                                        $465,128

MFTG - INDUSTRIAL PRODS
     19,300 Amcor Ltd                                                     87,597
     33,533 Boral Ltd                                                     77,432
     21,200 CSR Ltd                                                       67,761
      6,200 ICI Australia Ltd                                             45,660
      3,459 MIM Holdings Ltd                                               2,166
     18,600 Pioneer International Ltd                                     53,142
                                                                        $333,758

MINING
     60,200 Broken Hill Proprietary Co Ltd                               589,027
     11,800 Comalco Ltd                                                   51,425
     17,100 Rio Tinto Ltd                                                237,163
                                                                        $877,615

OIL & GAS
     17,900 Santos Ltd*                                                   64,569
     29,700 WMC Ltd                                                      105,778
     17,950 Woodside Petroleum Ltd                                       117,439
                                                                        $287,786

OTHER TRANS SERVICES
      6,500 Brambles Industries Ltd                                      134,025
                                                                        $134,025

RETAIL TRADE
     31,000 Coles Myer Ltd                                               150,042
     29,500 Woolworths Ltd                                               101,602
                                                                        $251,644

TOTAL AUSTRALIA            --- 8.8%                                   $4,351,483

HONG KONG            --- 8.7%

AIR
     73,000 Cathay Pacific Air                                            64,085
                                                                         $64,085

COMMUNICATIONS
    346,235 Hong Kong Telecommunications Ltd                             648,129
                                                                        $648,129

CONSUMER SERVICES
     69,000 Sun Hung Kai Properties Ltd                                  409,760
     20,500 Swire Pacific Ltd Series A                                   102,421
     65,000 Swire Pacific Ltd Series B                                    55,383
                                                                        $567,564

ELECTRONICS - HIGH TECH
     43,000 HongKong Electric Holdings Ltd                               132,120
                                                                        $132,120

FOREIGN BANKS
     28,879 Bank of East Asia                                             52,009
     55,600 Hang Seng Bank Ltd                                           468,358
                                                                        $520,367

GAS
     76,200 Hong Kong and China Gas Co                                   103,784
                                                                        $103,784

HOLDING & INVEST OFFICES
     72,500 CLP Holdings Ltd                                             348,180
     45,000 Citic Pacific Ltd                                            138,265
     50,000 Henderson Land Development Co Ltd                            223,341
    113,000 Hutchison Whampoa Ltd                                        698,774
     16,000 Jardine Matheson Holdings Ltd                                 67,520
     39,767 New World Development Co Ltd                                 113,202
                                                                      $1,589,282

REAL ESTATE
     67,000 Cheung Kong Holdings Ltd                                     445,456
     57,000 Hong Kong Land Holdings Ltd                                   80,370
     20,283 Tsim Sha Tsui Properties Ltd                                  37,707
     48,000 Wharf Holdings Ltd                                            76,840
     43,000 Wheelock & Company Ltd                                        38,304
                                                                        $678,677

TOTAL HONG KONG            --- 8.7%                                   $4,304,008

INDONESIA            --- 0.2%

CONSTRUCTION
      6,500 PT Semen Gresik                                                4,360
                                                                          $4,360

CONSUMER SERVICES
     23,000 PT Astra International*                                        4,500
                                                                          $4,500

FOREIGN BANKS
     32,000 PT Bank Internasional Indonesia                                2,186
                                                                          $2,186

MFTG - CONSUMER PRODS
      2,295 PT Indofood Sukses Makmur*                                       969
                                                                            $969

MFTG - INDUSTRIAL PRODS
      9,000 Indocement Tunggal Prakarsa*                                   3,075
     21,500 PT Gudang Garam                                               25,506
      2,500 PT HM Sampoerna                                                1,623
                                                                         $30,204

TELEPHONE
     10,500 PT Indosat                                                    15,261
     48,500 PT Telekomunikasi                                             18,978
                                                                         $34,239

TOTAL INDONESIA            --- 0.2%                                      $76,458

JAPAN                --- 76.0%

AIR
     13,000 Japan Airlines*                                               39,507
                                                                         $39,507

COMMUNICATIONS
         16 DDI Corp                                                      40,520
          3 Japan Telecom Co                                              30,617
        300 KDD                                                           10,296
      5,000 Matsushita Communication Ltd*                                147,793
          7 NTT Data Corp*                                               302,691
      1,000 Oki Electric Industry Co                                       2,079
     84,000 Toshiba Corp                                                 389,900
                                                                        $923,896

CONSTRUCTION
     11,000 Daiwa House Industry Co Ltd*                                  88,978
     21,000 Komatsu Ltd                                                   95,252
     22,000 Taisei Corp                                                   49,894
                                                                        $234,124

CONSUMER SERVICES
      6,000 Eisai Company Ltd                                             86,181
     13,000 Kao Corp                                                     191,148
      2,000 Oriental Land Co Ltd                                          89,356
     10,000 Sankyo Co Ltd                                                247,959
        300 Sony Music Entertainment Inc                                  11,748
      7,000 Taisho Pharmaceutical Co*                                    148,171
     25,000 Takeda Chemical Industry                                     714,394
      9,000 Yamanouchi Pharmaceutical Co Ltd                             211,234
                                                                      $1,700,191

ELECTRIC
     21,400 Chubu Electric Power Co Inc                                  321,129
      8,200 Chugoku Electric Power Co Ltd                                120,880
        500 Hokkaido Electric Power                                        6,936
     25,100 Kansai Electric Power Co Inc                                 430,730
      6,300 Shikoku Electric Power                                        90,537
     11,000 Tohoku Electric Power                                        161,990
     36,700 Tokyo Electric Power                                         703,315
                                                                      $1,835,517

ELECTRONICS - HIGH TECH
      2,000 Advantest Corp*                                              134,563
     25,000 Canon Inc                                                    591,548
     23,000 Denso Corp                                                   395,562
      5,300 Fanuc                                                        195,525
     94,000 Hitachi Ltd                                                  674,373
      4,000 Hoya Corp                                                    132,446
      1,000 Keyence Corp*                                                134,714
     10,400 Kyushu Electric Power                                        155,119
     60,000 Matsushita Electric Industrial Co                            961,597
      4,000 Matsushita Kotobuki Electronics*                             110,977
     47,000 Mitsubishi Electric Corp                                     120,804
     39,000 NEC Corp                                                     439,295
      4,000 Nintendo Corp Ltd                                            367,100
      6,000 Omron Corp                                                    94,119
      3,000 Rohm Company                                                 338,827
     43,000 Sanyo Electric Co                                            122,226
      4,000 Secom*                                                       235,863
     24,000 Sharp Corp                                                   188,691
     11,400 Sony Corp                                                    948,851
     17,000 Sumitomo Electric Industries                                 202,669
      5,000 Tokyo Electronics                                            196,553
                                                                      $6,741,422

FINANCIAL SERVICES
      2,000 Nichiei Co Ltd                                               155,730
      3,000 Promise Co Ltd*                                              152,404
                                                                        $308,134

FOREIGN BANKS
     51,000 Asahi Bank Ltd                                               196,628
      1,000 Bank of Fukuoka Ltd                                            3,780
    132,000 Bank of Tokyo-Mitsubishi                                   1,635,531
     26,000 Bank of Yokohama                                              66,631
     18,000 Chiba Bank Ltd                                                67,357
     87,000 Dai-Ichi Kangyo Bank Ltd                                     591,269
     34,000 Daiwa Bank Ltd                                                68,884
     81,000 Fuji Bank Ltd                                                456,191
     11,000 Gunma Bank                                                    78,999
     12,000 Hachijuni Bank                                               101,875
     62,000 Industrial Bank of Japan                                     421,832
     19,000 Joyo Bank                                                     78,855
     52,000 Long-Term Credit Bank of Japan                                85,304
     37,000 Mitsubishi Trust & Banking                                   352,434
     27,000 Mitsui Trust & Banking                                        58,580
     33,000 Nikko Securities Co Ltd*                                     100,537
     37,000 Nippon Credit Bank                                            36,642
    101,000 Sakura Bank Ltd                                              347,407
     81,000 Sanwa Bank Ltd                                               716,435
     17,000 Shizuoka Bank                                                188,917
     89,000 Sumitomo Bank                                                841,019
     28,000 Sumitomo Trust & Banking                                     146,477
     45,000 Tokai Bank                                                   263,985
     17,000 Toyo Trust & Banking                                          98,828
      2,000 Yasuda Trust & Banking                                         2,676
                                                                      $7,007,073

GAS
     55,000 Osaka Gas Co                                                 123,488
     61,000 Tokyo Gas Co                                                 137,882
                                                                        $261,370

INDUSTRIAL SERVICES
     24,000 Sumitomo Corp                                                137,889
                                                                        $137,889

INSURANCE
      2,000 Mitsui Marine & Fire Insurance Co Ltd*                        10,266
     16,000 Sumitomo Marine & Fire*                                       95,434
     44,000 Tokio Marine & Fire Insurance Co*                            478,984
     19,000 Yasuda Fire & Marine Insurance Co Ltd*                        86,181
                                                                        $670,865

LEASING
      4,000 Acom Company Ltd                                             211,370
     21,000 Mitsubishi Motor Credit                                       52,389
                                                                        $263,759

MFTG - CONSUMER PRODS
     14,000 Ajinomoto Co                                                 112,504
     12,000 Asahi Breweries Ltd                                          157,212
     18,000 Dai Nippon Printing Co Ltd                                   306,169
         20 Japan Tobacco Inc*                                           143,181
     24,000 Kirin Brewery Co Ltd                                         209,555
      8,000 Nikkon Corp                                                   70,940
     20,000 Nippon Paper Industries Co                                    89,658
     17,000 Shimuzu Corp                                                  51,406
      9,000 Shiseido Co Ltd                                              118,725
      3,000 TDK Corp                                                     237,224
     21,000 Toppan Printing Co Ltd                                       249,720
                                                                      $1,746,294

MFTG - INDUSTRIAL PRODS
     43,000 Asahi Chemical Industry Co Ltd                               150,832
     25,000 Asahi Glass Company Ltd                                      135,130
     29,000 Ishikawajima-Harima Co Ltd                                    48,889
     32,000 Itochu Corp                                                   74,751
     22,000 Kajima Corp                                                   64,031
     92,000 Kawasaki Steel Corp                                          125,189
     62,000 Kobe Steel Ltd*                                               48,745
     30,000 Kubota Corp                                                   85,047
      5,000 Kyocera Corp                                                 262,322
     48,000 Mitsubishi Chemical Corp*                                     87,088
     89,000 Mitsubishi Heavy Industries Ltd                              329,679
      6,000 Murata Mfg Co Ltd                                            175,990
     78,000 NKK Corp                                                      67,811
     22,000 New Oji Paper Co                                             103,115
    151,000 Nippon Steel Co*                                             243,143
     65,000 Nissan Motor Co Ltd                                          209,820
     18,000 Ricoh Corp Ltd                                               186,559
      2,000 SMC Corp                                                     166,314
     12,000 Sekisui Chemical Co                                           65,951
      9,000 Shin-Etsu Chemical Co                                        175,537
     36,000 Sumitomo Chemical Co*                                         95,252
     70,000 Sumitomo Metal Industries*                                   115,891
     30,000 Toray Industries Inc                                         161,476
      5,000 Tostem Corp                                                   63,124
      5,000 Toyo Seikan Kaisha                                            64,447
      8,000 Toyoda Automatic Loom Works Ltd                              141,518
                                                                      $3,447,651

MINING
     33,000 Marubeni Corp                                                 75,340
     24,000 Mitsubishi Materials Corp*                                    46,265
                                                                        $121,605

OIL & GAS
     13,000 Tonen Corp                                                    72,725
                                                                         $72,725

OTHER TRANS SERVICES
     10,000 All Nippon Airways Co Ltd*                                    42,561
     38,000 Kawasaki Heavy Industries                                     79,286
     25,000 Nippon Yesen Kabushiki Kaisha*                                82,212
                                                                        $204,059

RAILROADS
        114 East Japan Railway Co                                        568,793
     18,000 Hankyu Corp                                                   79,196
     36,000 Kinki Nippon Railway                                         184,790
      2,000 Odakyu Electric Railway                                        7,182
     12,000 Seibu Railway                                                427,275
     18,000 Tobu Railway Co                                               55,110
     25,000 Tokyu Corp                                                    99,599
                                                                      $1,421,945

REAL ESTATE
     36,000 Mitsubishi Estate Co Ltd                                     348,352
     19,000 Mitsui Fudosan                                               173,511
     16,000 Obayashi Corp                                                 71,364
     15,000 Sekisui House Ltd                                            117,251
                                                                        $710,478

RETAIL TRADE
     15,000 Daiei Inc                                                     45,699
     12,000 Ito-Yokado Co Ltd                                            621,409
      7,000 Jusco Co*                                                    112,980
      8,000 Marui Co                                                     126,399
     16,000 Matsushita Electric Works                                    143,937
     26,000 Nippon Oil Co                                                 87,859
     12,000 Seven - Eleven Japan                                         802,842
     11,000 Suzuki Motor Company Ltd                                      94,633
                                                                      $2,035,758

SECURITIES & COMMODITIES
     30,000 Daiwa Securities Co Ltd*                                     113,396
     56,000 Nomura Securities Co Ltd*                                    683,701
     25,000 Yamaichi Securities Co Ltd*                                      378
                                                                        $797,475

TELEPHONE
         90 Nippon Telegraph & Telephone Corp                            789,235
                                                                        $789,235

TRANSPORTATION EQUIPMENT
     28,000 Honda Motor Company Ltd                                    1,016,027
     23,000 Nippon Express Co Ltd                                        131,275
    108,000 Toyota Motor Corp                                          2,816,752
                                                                      $3,964,054

WHOLESALE TRADE - INDL
     53,000 Fujitsu                                                      619,028
      2,000 Hitachi Zosen Corp                                             3,054
     35,000 Mitsubishi Corp                                              264,590
     35,000 Mitsui & Co                                                  216,964
                                                                      $1,103,636

WHOLESALE TRADE -CONSUMER
     23,000 Bridgestone Corp                                             525,098
     15,000 Fuji Photo Film                                              534,094
                                                                      $1,059,192

TOTAL JAPAN                --- 76.0%                                 $37,597,854

MALAYSIA             --- 0.7%

AGRICULTURE
      1,000 Kuala Lumpur Kepong Bhd                                        2,345
                                                                          $2,345

COMMUNICATIONS
     21,500 Telekom Malaysia Bhd                                          65,284
                                                                         $65,284

CONSUMER SERVICES
      3,000 Renong Bhd*                                                      952
      2,000 Resorts World Bhd                                              3,904
                                                                          $4,856

CREDIT INSTITUTIONS
      1,000 Technology Resources Industries Bhd                            1,041
                                                                          $1,041

ELECTRIC
      1,000 Tenaga Nasional Bhd                                            2,020
                                                                          $2,020

FOREIGN BANKS
     33,700 Malayan Banking Bhd                                          100,502
      2,000 Malayan United Industries Bhd                                    355
      1,200 Public Bank Bhd                                                  579
                                                                        $101,436

FORESTRY
      1,000 Lingui Developments Bhd                                          393
                                                                            $393

HIGHWAYS
      1,000 UTD Engineers Bhd                                                811
                                                                            $811

HOLDING & INVEST OFFICES
        800 AMMB Holdings Bhd                                                820
      1,000 Affin Holdings Bhd                                               420
      1,000 Berjaya Sports Toto Bhd                                        2,399
      6,000 Faber Group Bhd*                                               1,009
      3,000 Magnum Corp Bhd                                                2,033
      1,000 Malaysian Helicopter Services Bhd                                163
      1,000 Multi-Purpose Holdings Bhd                                       352
      7,000 Nestle Malaysia Bhd*                                          38,146
      1,500 YTL Corp Bhd                                                   2,359
                                                                         $47,701

MFTG - CONSUMER PRODS
      8,400 Rothmans of Pall Mall Bhd*                                    70,028
                                                                         $70,028

MFTG - INDUSTRIAL PRODS
      1,000 Land & General Holdings Bhd                                      233
     16,000 Perusahaan Otomobil Nasional Bhd                              20,041
                                                                         $20,274

OIL & GAS
     13,000 Petronas Gas Bhd                                              31,720
                                                                         $31,720

REAL ESTATE
      1,333 Malaysian Resources Corp Bhd*                                    575
                                                                            $575

RETAIL TRADE
      4,000 Sime Darby Bhd                                                 3,579
                                                                          $3,579

TOTAL MALAYSIA             --- 0.7%                                     $352,063

NEW ZEALAND          --- 1.4%

COMMUNICATIONS
     77,200 Telecom Corp of New Zealand Ltd                              366,597
                                                                        $366,597

HOLDING & INVEST OFFICES
    115,000 Brierley Investments Ltd                                      66,426
                                                                         $66,426

MFTG - CONSUMER PRODS
     50,800 Lion Nathan Ltd                                              134,864
                                                                        $134,864

MFTG - INDUSTRIAL PRODS
     74,000 Carter Holt Harvey Ltd                                        98,228
         56 Fletcher Challenge Ltd                                            36
     27,800 Fletcher Challenge Paper                                      40,916
                                                                        $139,180

TOTAL NEW ZEALAND          --- 1.4%                                     $707,067

PHILIPPINES          --- 0.3%

CONSUMER SERVICES
     83,900 SM Prime Holdings Inc                                         15,102
     13,620 San Miguel Corp                                               22,473
                                                                         $37,575

ELECTRIC
      6,980 Manila Electric Co                                            19,893
                                                                         $19,893

FOREIGN BANKS
      1,443 Metropolitan Bank & Trust Co                                  11,273
        900 Philippine Commercial International Bank*                      4,050
                                                                         $15,323

REAL ESTATE
     56,000 Ayala Corp                                                    24,850
     16,925 Ayala Land Inc*                                                6,664
     35,200 C & P Homes Inc*                                               2,992
                                                                         $34,506

TELEPHONE
        900 Philippine Long Distance                                      24,188
                                                                         $24,188

TOTAL PHILIPPINES          --- 0.3%                                     $131,485

SINGAPORE            --- 1.3%

AIR
     10,000 Singapore Airlines Ltd                                        65,099
                                                                         $65,099

COMMUNICATIONS
     49,000 Singapore Telecommunications Ltd                              84,237
                                                                         $84,237

FOREIGN BANKS
     10,000 Development Bank of Singapore Ltd                             66,363
     14,200 Overseas Chinese Banking Corp Ltd                             74,940
     10,000 Overseas Union Bank Ltd                                       37,922
     11,000 United Overseas Bank Ltd                                      52,143
                                                                        $231,368

MFTG - CONSUMER PRODS
      7,828 Singapore Press Holdings Ltd*                                 86,582
                                                                         $86,582

MFTG - INDUSTRIAL PRODS
     22,250 Keppel Corp Ltd                                               59,907
                                                                         $59,907

REAL ESTATE
     23,000 City Developments Ltd                                         99,577
                                                                         $99,577

TOTAL SINGAPORE            --- 1.3%                                     $626,770

THAILAND             --- 0.1%

COMMUNICATIONS
      2,000 Advanced Info Service PCL                                     13,437
                                                                         $13,437

ELECTRONICS - HIGH TECH
      1,000 Shinawatra Computer Co                                         5,995
                                                                          $5,995

FINANCIAL SERVICES
      5,700 Industrial Finance Corp of Thailand*                           2,099
                                                                          $2,099

FOREIGN BANKS
      5,300 Bangkok Bank PCL                                              13,284
      2,000 Bank of Ayudhra Ltd                                              633
      7,800 Krung Thai Bank PCL                                            2,016
      2,000 Siam Commercial Bank PCL                                       2,377
      4,200 Thai Farmers Bank PCL                                          9,605
        100 Thai Military Bank PCL                                            25
                                                                         $27,940

MFTG - INDUSTRIAL PRODS
        700 Siam Cement PCL*                                               9,876
                                                                          $9,876

TELEPHONE
      6,100 Telecomasia Corp PCL*                                          2,207
                                                                          $2,207

TOTAL THAILAND             --- 0.1%                                      $61,554

TOTAL COMMON STOCK --- 97.5%                                         $48,208,742
(Cost $64,426,187)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 2.5%

SECURITIES & COMMODITIES
  1,257,000 Merrill Lynch & Co Inc                                     1,257,000
                                                                      $1,257,000

TOTAL UNITED STATES        --- 2.5%                                   $1,257,000

TOTAL SHORT-TERM INVESTMENTS --- 2.5%                                 $1,257,000
(Cost $1,257,000)

TOTAL ORCHARD INDEX PACIFIC FUND --- 100.0%                          $49,465,742
(Cost $65,683,187)


The Orchard Series Fund

Orchard Index 500 Fund

COMMON STOCK

AGENCY --- 0.7%
     72,820 Federal National Mortgage Association (nonvtg)             4,360,098
                                                                      $4,360,098

AIR --- 0.5%
      6,270 AMR Corp*                                                    955,391
      5,150 Delta Air Lines Inc                                          598,688
     10,084 FDX Corp*                                                    685,712
     15,165 Southwest Airlines Co                                        416,082
      6,240 US Air Group Inc*                                            443,820
                                                                      $3,099,693

COMMUNICATIONS --- 3.5%
    111,420 AT&T Corp                                                  6,692,108
     38,680 Airtouch Communications Inc*                               2,054,875
     48,770 CBS Corp                                                   1,737,431
     10,810 Cabletron Systems Inc*                                       143,233
      8,500 Clear Channel Communications Inc*                            801,125
     23,940 Comcast Corp Class A                                         857,339
     19,500 Gannett Company Inc                                        1,324,772
     10,200 General Instrument Corp*                                     228,857
     18,000 Nextel Communications Inc*                                   516,366
     34,800 Tele-Communications Inc*                                   1,122,300
     41,670 US West Media Group*                                       1,573,043
     24,260 Viacom Inc Class B*                                        1,407,080
     69,560 Worldcom Inc*                                              2,975,846
                                                                     $21,434,375

CONSTRUCTION --- 0.0%
      4,040 Centex Corp                                                  140,390
      2,630 Kaufman & Broad Home Corp                                     76,433
      1,410 Pulte Corp                                                    72,174
                                                                        $288,997

CONSUMER SERVICES --- 8.2%
      4,450 Allergan Inc                                                 184,951
     18,100 Amgen Inc*                                                 1,079,213
      3,840 Bausch & Lomb Inc                                            189,838
     19,200 Baxter International Inc                                   1,064,390
      8,390 Becton Dickinson & Co                                        584,154
      7,680 Biomet Inc                                                   230,400
     68,200 Bristol-Myers Squibb Co                                    7,220,675
      3,940 CR Bard Inc                                                  141,099
     13,080 CVS Corp                                                     964,650
     55,619 Cendant Corp*                                              1,390,475
     44,410 Columbia/HCA Healthcare Corp                               1,462,732
     76,120 Eli Lilly & Co                                             5,295,059
      7,170 H&R Block Inc                                                322,650
      6,970 Harrah's Entertainment Inc*                                  181,652
     27,040 Healthsouth Corp*                                            816,256
     17,180 Hilton Hotels Corp                                           548,678
     11,220 Humana Inc*                                                  302,940
     92,310 Johnson & Johnson                                          6,588,626
      5,040 King World Productions Inc*                                  134,502
      4,340 Manor Care Inc                                               152,169
     17,550 Marriott International Inc                                   579,150
     32,160 Medtronic Inc                                              1,692,420
     82,210 Merck & Company Inc                                        9,906,305
     12,300 Mirage Resorts Inc*                                          271,363
     17,270 Service Corporation International                            712,388
      5,875 St Jude Medical Inc*                                         208,192
     21,020 Tenet Healthcare Corp*                                       786,926
     46,310 The Walt Disney Co                                         5,756,889
     12,940 United Healthcare Corp                                       909,035
      5,240 United States Surgical Corp                                  165,060
                                                                     $49,842,837

CREDIT INSTITUTIONS --- 10.4%
     31,860 American Express Co                                        3,249,720
     23,738 Associates First Capital Corp                              1,774,416
      9,800 BB&T Corp                                                    659,050
     44,302 Banc One Corp                                              2,605,489
     25,890 Bank of New York Company Inc                               1,529,115
     47,540 BankAmerica Corp                                           4,040,900
     10,010 BankBoston Corp                                            1,080,449
      6,760 Bankers Trust New York Corp                                  872,885
      3,640 Beneficial Corp                                              474,565
     28,930 Chase Manhattan Corp                                       4,008,599
     31,300 Citicorp                                                   4,710,650
     10,770 Comerica Inc                                                 720,911
      7,400 Countrywide Credit Industries Inc                            357,975
     16,030 Fifth Third Bancorp                                          881,650
     19,940 First Chicago NBD Corp                                     1,851,928
     66,387 First Union Corp                                           4,008,115
     18,690 Fleet Financial Group Inc                                  1,614,349
      3,940 Golden West Financial Corp                                   414,929
      7,480 HF Ahmanson & Co                                             570,350
      7,370 Household International Inc                                  968,691
     13,100 Huntington Bancshares Inc                                    465,862
     12,240 JP Morgan & Company Inc                                    1,606,500
     30,140 Keycorp                                                    1,196,166
     34,375 MBNA Corp                                                  1,164,453
     17,480 Mellon Bank Corp                                           1,258,560
      9,000 Mercantile Bancorporation Inc                                498,375
     22,560 National City Corp                                         1,562,280
     64,547 NationsBank Corp                                           4,889,435
      7,700 Northern Trust Corp                                          562,100
     51,860 Norwest Corp                                               2,058,168
     20,950 PNC Bank Corp                                              1,266,155
     11,000 State Street Boston Corp                                     786,500
     12,100 Summit Bancorp                                               606,513
     14,470 Suntrust Banks Inc                                         1,178,393
     12,000 Synovus Financial Corp                                       422,244
     16,883 U S Bancorp                                                2,144,141
     14,120 Wachovia Corp                                              1,199,310
     17,690 Washington Mutual Inc                                      1,239,397
      5,970 Wells Fargo & Co                                           2,199,945
                                                                     $62,699,233

ELECTRIC --- 2.2%
      9,370 Ameren Corp                                                  371,286
     13,040 American Electric Power Company Inc                          622,660
     10,110 Baltimore Gas & Electric Co                                  318,465
     10,310 Carolina Power & Light Co                                    443,969
     14,560 Central & South West Corp                                    379,463
     10,820 Cinergy Corp                                                 377,348
     16,170 Consolidated Edison Inc                                      731,693
      9,910 DTE Energy Co                                                388,343
     13,230 Dominion Resources Inc                                       523,405
     24,664 Duke Power Co                                              1,427,429
     26,220 Edison International                                         781,671
     16,770 Entergy Corp                                                 417,154
     12,530 FPL Group Inc                                                777,637
     15,790 Firstenergy Corp                                             477,648
      8,690 GPU Inc                                                      344,341
     19,444 Houston Industries Inc                                       565,082
      9,910 Niagara Mohawk Power Corp*                                   121,398
      5,150 Northern States Power Co                                     290,331
     11,420 PP&L Resources Inc                                           263,368
     20,320 PacifiCorp                                                   472,440
     15,260 Peco Energy Co                                               363,371
     15,880 Public Service Enterprise Group Inc                          532,965
     47,310 Southern Co                                                1,253,715
     16,881 Texas Utilities Co                                           675,240
     14,860 Unicom Corp                                                  516,385
                                                                     $13,436,807

ELECTRONICS - HIGH TECH --- 13.4%
     15,060 AMP Inc                                                      592,039
      4,900 Adobe Systems Inc                                            245,304
      9,700 Advanced Micro Devices Inc*                                  269,175
      1,920 Aeroquip-Vickers Inc                                         122,039
      6,160 Andrew Corp*                                                 140,910
      9,090 Apple Computer Inc*                                          248,839
     25,160 Applied Materials Inc*                                       908,905
      6,560 Black & Decker Corp                                          338,660
     13,330 Boston Scientific Corp*                                      963,919
      1,720 Briggs & Stratton Corp                                        77,830
     69,835 Cisco Systems Inc*                                         5,115,414
    103,894 Compaq Computer Corp                                       2,915,473
      8,080 DSC Communications Corp*                                     145,440
      3,330 Data General Corp*                                            50,783
     44,820 Dell Computer Corp*                                        3,619,215
     10,110 Digital Equipment Corp*                                      562,369
     22,250 Eastman Kodak Co                                           1,606,161
     30,440 Emerson Electric Co                                        1,936,745
     10,700 Gateway 2000 Inc*                                            627,951
    224,580 General Electric Co                                       19,117,373
      3,430 General Signal Corp                                          150,920
      5,460 Harris Corp                                                  264,128
     71,370 Hewlett-Packard Co                                         5,375,017
      8,690 Honeywell Inc                                                809,256
    112,240 Intel Corp                                                 9,070,339
     66,680 International Business Machines Corp                       7,726,545
      5,760 Johnson Controls Inc                                         342,000
      5,800 KLA-Tencor Corp*                                             233,810
      9,690 LSI Logic Corp*                                              262,841
      6,470 Maytag Corp                                                  333,205
     14,550 Micron Technology Inc*                                       451,952
     40,950 Motorola Inc                                               2,277,844
     11,300 National Semiconductor Corp*                                 248,600
     35,680 Northern Telecom Ltd                                       2,172,020
     24,060 Novell Inc*                                                  240,600
     30,110 PG&E Corp                                                    974,811
      3,330 Perkin-Elmer Corp                                            227,689
      3,030 Polaroid Corp                                                133,320
     23,280 Raytheon Co                                                1,319,673
      5,450 Scientific-Atlanta Inc                                       130,119
     16,590 Seagate Technology Inc*                                      442,737
     12,930 Silicon Graphics Inc*                                        168,892
     25,870 Sun Microsystems Inc*                                      1,065,508
      3,430 Tektronix Inc                                                147,490
     12,430 Tellabs Inc*                                                 880,976
     26,780 Texas Instruments Inc                                      1,715,580
     10,410 Thermo Electron Corp*                                        414,443
      3,740 Thomas & Betts Corp                                          218,323
     17,130 Unisys Corp*                                                 384,346
      3,440 WW Grainger Inc                                              374,743
      5,150 Whirlpool Corp                                               370,800
     22,340 Xerox Corp                                                 2,535,567
                                                                     $81,068,638

ENVIRONMENTAL SERVICES --- 0.3%
     13,360 Browning-Ferris Industries Inc                               455,910
     22,530 Laidlaw Inc Class B                                          314,001
     31,260 Waste Management Inc                                       1,047,210
                                                                      $1,817,121

FINANCIAL SERVICES --- 0.2%
      7,000 Franklin Resources Inc                                       374,500
      9,300 Green Tree Financial Corp                                    378,975
      3,740 Republic New York Corp                                       500,225
                                                                      $1,253,700

FORESTRY --- 0.4%
      3,830 Boise Cascade Corp                                           143,862
      6,370 Georgia-Pacific Corp                                         491,681
     20,720 International Paper Co                                     1,081,315
      7,480 Louisiana-Pacific Corp                                       163,625
     13,750 Weyerhaeuser Co                                              792,344
                                                                      $2,672,827

GAS --- 0.7%
      3,840 Columbia Gas System Inc                                      312,000
      6,570 Consolidated Natural Gas Co                                  377,775
      1,410 Eastern Enterprises                                           59,749
     21,390 Enron Corp                                                 1,052,110
      3,330 Nicor Inc                                                    136,320
      2,120 ONEOK Inc                                                     85,860
      5,760 Pacific Enterprises                                          224,277
      2,420 Peoples Energy Corp                                           87,725
      7,560 Sonat Inc                                                    335,475
     11,730 Tenneco Inc                                                  505,117
     28,240 Williams Companies Inc                                       893,090
                                                                      $4,069,498

HOLDING & INVEST OFFICES --- 0.2%
     11,130 Cognizant Corp                                               572,494
      7,880 MGIC Investment Corp                                         496,440
                                                                      $1,068,934

INDUSTRIAL SERVICES --- 5.7%
      3,230 Autodesk Inc                                                 151,810
     20,520 Automatic Data Processing Inc                              1,373,547
      5,250 Ceridian Corp*                                               296,951
     37,505 Computer Associates International Inc                      2,196,368
     10,700 Computer Sciences Corp                                       564,425
      5,560 Deluxe Corp                                                  186,260
     11,730 Dun & Bradstreet Corp                                        416,415
      3,130 EG&G Inc                                                      94,291
     10,300 Equifax Inc                                                  398,476
     29,340 First Data Corp                                              993,893
      5,760 Fluor Corp                                                   272,160
      2,830 Foster Wheeler Corp                                           78,354
     14,500 HBO & Co                                                     867,274
      8,690 Interpublic Group of Companies Inc                           555,074
     89,260 Lucent Technologies Inc                                    6,794,918
    167,100 Microsoft Corp*                                           15,059,888
      2,930 National Service Industries Inc                              158,586
     11,100 Omnicom Group Inc                                            525,863
     67,535 Oracle Systems Corp*                                       1,747,468
     17,600 Parametric Technology Corp*                                  562,637
     19,920 Pitney Bowes Inc                                             956,160
      1,710 Shared Medical Systems Corp                                  124,722
      3,740 Western Atlas Inc                                            295,460
                                                                     $34,671,000

INSURANCE --- 4.9%
     11,520 AON Corp                                                     743,040
     10,210 Aetna Inc                                                    825,091
     29,430 Allstate Corp                                              2,832,638
     17,372 American General Corp                                      1,157,410
     48,125 American International Group Inc                           6,331,421
     11,630 Chubb Capital Corp                                           918,037
      5,050 Cigna Corp                                                 1,045,032
      3,800 Cincinnati Financial Corp                                    484,025
     12,900 Conseco Inc                                                  640,163
      5,360 General Re Corp                                            1,198,292
      8,090 Hartford Financial Services Group Inc                        895,968
      7,275 Jefferson-Pilot Corp                                         426,948
      6,980 Lincoln National Corp                                        619,908
      7,880 Loews Corp                                                   788,489
      6,760 MBIA Inc                                                     504,465
     11,700 Marsh & McLennan Companies Inc                             1,066,163
      5,000 Progressive Corp                                             677,185
      6,570 Providian Financial Corp                                     395,429
      9,690 SafeCo Corp                                                  483,890
      7,954 St Paul Companies Inc                                        674,102
     13,350 SunAmerica Inc                                               666,659
      9,600 Torchmark Corp                                               427,795
      4,350 TransAmerica Corp                                            502,425
     78,709 Travelers Group Inc                                        4,815,968
      9,500 Unum Corp                                                    510,625
                                                                     $29,631,168

MFTG - CONSUMER PRODS --- 10.1%
      2,520 Adolph Coors Co Class B                                       90,090
      3,940 Alberto-Culver Co Class B                                    115,738
      4,950 American Greetings Corp Class A                              228,938
     33,570 Anheuser-Busch Companies Inc                               1,537,909
     39,230 Archer-Daniels-Midland Co                                    843,445
      9,100 Avon Products Inc                                            747,902
     19,820 Bestfoods                                                  1,087,623
      4,750 Brown-Forman Corp Class B                                    268,969
      6,870 Brunswick Corp                                               223,275
     31,340 Campbell Soup Co                                           1,608,118
    169,680 Coca-Cola Co                                              12,874,470
     20,320 Colgate-Palmolive Co                                       1,822,440
     32,660 ConAgra Inc                                                  953,247
      6,570 Dow Jones & Company Inc                                      319,874
      5,050 Fruit of the Loom Inc Class A*                               188,744
     10,810 General Mills Inc                                            730,345
     38,420 Gillette Co                                                4,435,090
     25,070 HJ Heinz Co                                                1,366,315
      4,850 Harcourt General Inc                                         253,107
      9,190 Hasbro Inc                                                   338,302
      9,810 Hershey Foods Corp                                           718,583
      7,480 International Flavors & Fragrances Inc                       366,049
      2,630 Jostens Inc                                                   62,297
     28,220 Kellogg Co                                                 1,164,075
      5,470 Knight-Ridder Inc                                            318,967
      4,550 Liz Claiborne Inc                                            223,801
     11,320 Masco Corp                                                   656,560
     19,900 Mattel Inc                                                   762,409
      6,770 McGraw-Hill Companies Inc                                    524,248
      3,640 Meredith Corp                                                156,520
      6,570 New York Times Co Class A                                    466,056
     10,920 Newell Co                                                    527,567
    104,070 Pepsico Inc                                                4,130,226
    166,330 Philip Morris Companies Inc                                6,206,105
     16,980 Pioneer Hi-Bred International Inc                            640,995
      9,500 Quaker Oats Co                                               494,000
     10,010 RR Donnelley & Sons Co                                       441,061
      7,380 Ralston-Ralston Purina Group                                 782,280
     10,310 Rubbermaid Inc                                               295,124
      2,530 Russell Corp                                                  68,310
     32,460 Sara Lee Corp                                              1,933,383
     24,480 Seagram Company Ltd                                        1,044,978
      1,410 Springs Industries Inc Class A                                77,637
      6,070 The Times Mirror Co Class A                                  371,405
     39,730 Time Warner Inc                                            3,118,805
      8,390 Tribune Co                                                   553,740
      4,140 Tupperware Corp                                              112,037
     12,640 UST Inc                                                      348,384
     43,980 Unilever NV ADR                                            3,282,008
      8,380 VF Corp                                                      435,760
      7,680 Willamette Industries Inc                                    298,076
      7,980 Wm Wrigley Jr Co                                             710,220
                                                                     $61,325,607

MFTG - INDUSTRIAL PRODS --- 11.8%
     24,330 3Com Corp*                                                   833,303
     52,490 Abbott Laboratories                                        3,838,331
      8,080 Air Products & Chemicals Inc                                 702,451
     15,570 Alcan Aluminium Ltd                                          506,025
     13,430 Allegheny Teledyne Inc                                       340,786
     11,830 Aluminum Company of America                                  916,825
      5,860 Alza Corp*                                                   280,911
     44,580 American Home Products Corp                                4,151,513
      7,380 Armco Inc*                                                    50,738
      2,830 Armstrong World Industries Inc                               242,673
      2,020 Ball Corp                                                     78,023
     15,040 Bay Networks Inc*                                            352,492
      3,640 Bemis Company Inc                                            161,980
      7,780 Bethlehem Steel Corp*                                        121,072
      5,150 Case Corp                                                    327,344
     25,580 Caterpillar Inc                                            1,456,448
      6,570 Champion International Corp                                  353,545
      2,730 Cincinnati Milacron Inc                                       84,799
      7,080 Clorox Co                                                    593,835
      8,280 Cooper Industries Inc                                        553,725
      5,360 Cooper Tire & Rubber Co                                      127,970
     15,870 Corning Inc                                                  634,800
      3,130 Crane Co                                                     168,432
      8,790 Crown Cork & Seal Company Inc                                457,625
     17,090 Deere & Co                                                   998,688
     15,260 Dover Corp                                                   602,770
     15,580 Dow Chemical Co                                            1,506,383
     77,700 EI DuPont De Nemours & Co                                  5,657,492
     34,040 EMC Corp*                                                  1,570,095
      5,350 Eastman Chemical Co                                          367,813
      8,880 Ecolab Inc                                                   281,381
      9,910 Engelhard Corp                                               209,349
     14,360 Fort James Corp                                              712,615
     10,710 Goodyear Tire & Rubber Co                                    749,700
      4,140 Great Lakes Chemical Corp                                    208,035
     10,400 Guidant Corp                                                 695,500
      3,330 Harnischfeger Industries Inc                                  94,073
      6,670 Hercules Inc                                                 318,906
      8,090 ITT Industries Inc                                           294,775
     17,080 Illinois Tool Works Inc                                    1,204,140
     11,320 Ingersoll-Rand Co                                            521,422
      3,330 Inland Steel Industries Inc                                   97,609
     38,120 Kimberly-Clark Corp                                        1,934,590
      5,050 Mallinckrodt Inc                                             162,863
      7,180 Mead Corp                                                    248,608
      3,030 Millipore Corp                                               104,535
     28,010 Minnesota Mining & Manufacturing Co                        2,643,444
     40,740 Monsanto Co                                                2,154,128
      6,070 Moore Corporation Ltd                                         95,220
      9,000 Morton International Inc                                     288,000
        530 Nacco Industries Inc Class A                                  89,139
      4,550 Nalco Chemical Co                                            180,863
      6,060 Nucor Corp                                                   363,218
      9,600 Owens-Illinois Inc*                                          379,795
     12,240 PPG Industries Inc                                           865,209
      8,680 Pall Corp                                                    170,345
      7,575 Parker Hannifin Corp                                         338,034
     88,760 Pfizer Inc                                                10,101,953
     34,780 Pharmacia & Upjohn Inc                                     1,462,916
      2,020 Potlatch Corp                                                 95,698
     10,810 Praxair Inc                                                  543,873
      5,860 Raychem Corp                                                 235,496
      5,040 Reynolds Metals Co                                           332,640
     13,760 Rockwell International Corp                                  769,693
      4,240 Rohm & Haas Co                                               457,123
     50,260 Schering-Plough Corp                                       4,027,083
      8,312 Sealed Air Corp*                                             521,054
     11,820 Sherwin-Williams Co                                          421,088
      6,870 Sigma Aldrich Corp                                           273,941
      4,140 Snap-On Inc                                                  175,172
      6,770 Stone Container Corp Series E*                               110,859
      3,840 Temple-Inland Inc                                            247,918
      4,940 The BF Goodrich Co                                           265,831
      6,160 The Stanley Works                                            315,312
      4,340 The Timken Co                                                173,327
     39,220 Tyco International Ltd                                     2,137,490
     19,810 USX-Marathon Group                                           709,436
      5,960 USX-US Steel Group                                           233,185
      4,750 Union Camp Corp                                              286,781
      8,490 Union Carbide Corp                                           411,765
      5,060 WR Grace & Co                                                102,779
     18,700 Warner-Lambert Co                                          3,537,797
      6,970 Westvaco Corp                                                211,275
      6,660 Worthington Industries Inc                                   119,667
                                                                     $71,725,535

MINING --- 0.4%
      2,730 Asarco Inc                                                    68,078
     25,570 Barrick Gold Corp                                            573,714
     15,770 Battle Mountain Gold Co                                      113,339
      6,370 Cyprus Amax Minerals Co                                      109,883
     13,240 Freeport-McMoran Copper & Gold Inc                           249,071
     10,110 Homestake Mining Co                                          117,529
     11,420 Inco Ltd                                                     200,558
     10,713 Newmont Mining Corp                                          344,819
      4,050 Phelps Dodge Corp                                            271,856
     16,980 Placer Dome Inc                                              250,455
                                                                      $2,299,302

OIL & GAS --- 7.7%
      6,270 Amerada Hess Corp                                            360,525
     66,740 Amoco Corp                                                 2,953,245
      4,100 Anadarko Petroleum Corp                                      300,325
      6,600 Apache Corp                                                  233,475
      5,140 Ashland Inc                                                  271,778
     22,040 Atlantic Richfield Co                                      1,719,120
     11,610 Baker Hughes Inc                                             470,205
     12,120 Burlington Resources Inc                                     569,640
     45,090 Chevron Corp                                               3,728,357
      7,280 Coastal Corp                                                 520,061
     12,030 Dresser Industries Inc                                       636,086
    169,180 Exxon Corp                                                12,339,482
     17,980 Halliburton Co                                               988,900
      3,420 Helmerich & Payne Inc                                        104,310
      3,230 Kerr-McGee Corp                                              213,180
      3,840 McDermott International Inc                                  158,880
     53,780 Mobil Corp                                                 4,248,620
     23,250 Occidental Petroleum Corp                                    684,410
      7,280 Oryx Energy Co*                                              190,190
      3,230 Pennzoil Co                                                  206,920
     18,100 Phillips Petroleum Co                                        897,072
      5,960 Rowan Companies Inc*                                         175,445
    147,100 Royal Dutch Petroleum Co ADR                               8,320,270
     34,160 Schlumberger Ltd                                           2,831,010
      4,950 Sun Company Inc                                              200,163
     37,600 Texaco Inc                                                 2,312,400
     17,390 Union Pacific Resources Group Inc                            415,186
     16,890 UnoCal Corp                                                  691,426
                                                                     $46,740,681

OTHER TRANS SERVICES --- 0.0%
      2,520 FMC Corp*                                                    195,456
                                                                        $195,456

RAILROADS --- 0.6%
     10,710 Burlington Northern Santa Fe Corp                          1,060,290
     14,960 CSX Corp                                                     785,400
     25,870 Norfolk Southern Corp                                        865,015
     16,980 Union Pacific Corp                                           929,655
                                                                      $3,640,360

RETAIL TRADE --- 5.5%
     16,890 Albertson's Inc                                              844,500
     18,720 American Stores Co                                           449,280
     10,410 Autozone Inc*                                                314,247
      6,770 Circuit City Stores Inc                                      275,031
      7,400 Consolidated Stores Corp*                                    296,000
     10,220 Darden Restaurants Inc                                       163,520
     14,960 Dayton Hudson Corp                                         1,306,188
      7,580 Dillards Inc Class A                                         277,618
     14,450 Federated Department Stores Inc*                             710,752
     11,730 Fortune Brands Inc                                           432,544
     27,165 Gap Inc                                                    1,397,286
     12,235 Genuine Parts Co                                             440,460
      4,140 Giant Food Inc Class A                                       154,215
      2,620 Great Atlantic & Pacific Tea Co Inc                           81,548
     50,240 Home Depot Inc                                             3,497,960
      9,190 Ikon Office Solutions Inc                                    222,279
     17,170 JC Penney & Company Inc                                    1,220,135
     33,460 K Mart Corp*                                                 583,442
     17,480 Kroger Co*                                                   731,975
     18,700 Limited Inc                                                  627,609
      2,630 Longs Drug Stores Corp                                        76,104
     12,030 Lowe's Companies Inc                                         841,342
     15,890 May Department Stores Co                                     980,206
     47,230 McDonald's Corp                                            2,922,356
      2,520 Mercantile Stores Co Inc                                     184,116
      5,260 Nordstrom Inc                                                344,199
      3,640 Owens Corning                                                151,286
      4,340 Pep Boys - Manny Moe & Jack                                   94,395
     17,680 Rite Aid Corp                                                567,970
     26,890 Sears Roebuck & Co                                         1,594,900
     11,100 TJX Companies Inc                                            491,175
      7,080 Tandy Corp                                                   352,230
     19,500 Toys R Us Inc*                                               537,459
     10,417 Tricon Global Restaurants*                                   330,740
    154,140 Wal-Mart Stores Inc                                        7,793,627
     33,960 Walgreen Co                                                1,171,620
      9,090 Wendy's International Inc                                    218,724
     10,210 Winn-Dixie Stores Inc                                        384,151
      9,300 Woolworth Corp*                                              213,900
                                                                     $33,277,089

SECURITIES & COMMODITIES --- 1.0%
     18,250 Charles Schwab & Company Inc                                 638,750
      7,000 Lehman Brothers Holdings Inc                                 497,434
     22,840 Merrill Lynch & Co Inc                                     2,004,210
     40,621 Morgan Stanley Dean Witter & Co                            3,203,981
                                                                      $6,344,375

TELEPHONE --- 4.7%
     12,640 Alltel Corp                                                  540,360
     75,120 Ameritech Corp                                             3,197,257
     53,283 Bell Atlantic Corp                                         4,985,264
     68,050 Bellsouth Corp                                             4,367,925
     11,220 Frontier Corp                                                335,893
     65,730 GTE Corp                                                   3,841,064
     47,820 MCI Communications Corp                                    2,405,920
    125,768 SBC Communications Inc                                     5,211,449
     29,520 Sprint Corp                                                2,016,570
     33,160 US West Communications Group                               1,749,190
                                                                     $28,650,892

TRANSPORTATION EQUIPMENT --- 3.5%
     38,720 Allied-Signal Inc                                          1,696,401
     44,450 Chrysler Corp                                              1,786,312
      2,630 Cummins Engine Company Inc                                   143,006
      7,170 Dana Corp                                                    423,926
      5,250 Eaton Corp                                                   484,969
      4,340 Echlin Inc                                                   205,334
      2,520 Fleetwood Enterprises Inc                                    116,391
     82,300 Ford Motor Co                                              3,770,328
      8,580 General Dynamics Corp                                        362,505
     48,570 General Motors Corp Series D                               3,272,404
     13,340 Lockheed Martin Corp                                       1,485,743
      5,150 Navistar International Corp*                                 153,856
      4,540 Northrop Grumman Corp                                        479,819
      5,360 Paccar Inc                                                   318,250
      5,260 Ryder System Inc                                             183,111
      8,490 TRW Inc                                                      448,374
     11,320 Textron Inc                                                  885,790
     68,548 The Boeing Co                                              3,431,650
     15,980 United Technologies Corp                                   1,573,023
                                                                     $21,221,192

U.S. GOVERNMENTS --- 0.4%
     47,740 Federal Home Loan Mortgage Corp                            2,210,935
                                                                      $2,210,935

WHOLESALE TRADE -CONSUMER --- 1.9%
      7,080 Avery Dennison Corp                                          370,815
      7,500 Cardinal Health Inc                                          721,875
     14,660 Costco Companies Inc*                                        819,128
     19,910 Nike Inc Class B                                             950,703
     92,120 Procter & Gamble Co                                        7,571,066
      3,840 Reebok International Ltd*                                    112,800
      4,150 SuperValu Inc                                                181,301
     23,360 Sysco Corp                                                   556,248
                                                                     $11,283,936

TOTAL COMMON STOCK --- 99.1%                                        $600,330,286
(Cost $512,437,070)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 0.9%
  5,368,000 Merrill Lynch & Co Inc                                     5,368,000
                                                                      $5,368,000

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                 $5,368,000
(Cost $5,368,000)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $605,698,286
(Cost $517,805,070)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AGRICULTURE --- 1.2%
        600 Dekalb Genetics Corp Class B                                  40,912
        666 Delta & Pine Land Co                                          30,677
                                                                         $71,589

AIR --- 1.1%
        450 Air Express International Corp                                11,813
      1,050 Comair Holdings Inc                                           28,678
        400 Mesa Air Group Inc*                                            3,200
        300 Offshore Logistics Inc*                                        7,088
        300 Pittston Burlington Group                                      5,625
        200 Skywest Inc                                                    8,100
                                                                         $64,504

COMMUNICATIONS --- 0.6%
        400 Allen Group Inc*                                               6,425
        600 General Communication Inc Class A*                             4,237
        300 HA-LO Industries Inc*                                         10,069
        300 Metro Networks Inc*                                           11,925
        500 Picturetel Corp*                                               4,625
        300 TCSI Corp*                                                     2,044
                                                                         $39,325

CONSTRUCTION --- 1.5%
        200 Acme Metals Inc*                                               1,725
        400 Apogee Enterprises Inc                                         5,800
        825 DR Horton Inc                                                 15,263
        400 Geon Co                                                        9,550
        400 Insituform Technologies Inc Class A*                           4,650
        300 MDC Holdings Inc                                               5,156
        800 Morrison Knudsen Corp*                                         9,550
        200 Southern Energy Homes Inc*                                     2,212
        500 Standard Pacific Corp                                          8,625
        200 The Ryland Group Inc                                           4,187
        500 Toll Brothers Inc*                                            13,938
        200 US Home Corp*                                                  8,300
                                                                         $88,956

CONSUMER SERVICES --- 8.6%
        300 Access Health Inc*                                            10,125
        400 American Oncology Resources*                                   6,000
        100 Angelica Corp                                                  2,200
        700 Aztar Corp*                                                    5,468
        200 CPI Corp                                                       5,187
        400 CapStar Hotel Co*                                             12,850
        200 Carmike Cinemas Inc Class A*                                   6,062
        450 Central Parking Corp                                          21,094
      2,700 Cineplex Odeon Corp*                                           4,892
        200 Cooper Companies Inc*                                          7,687
        900 Coventry Health Care Inc*                                     15,243
        200 Curative Technologies Inc*                                     6,200
        200 Datascope Corp*                                                5,625
        500 DeVry Inc*                                                    18,938
        300 Diagnostic Products Corp                                       8,494
        420 Enzo Biochem Inc*                                              6,143
        300 Franklin Covey Co*                                             7,500
        300 G&K Services Inc Class A                                      12,075
        100 GC Companies Inc*                                              5,263
        500 Genesis Health Ventures Inc*                                  13,219
        100 Global Motorsport Group Inc*                                   2,050
        600 Grand Casinos Inc*                                            10,537
        300 Hollywood Park Inc*                                            3,506
        200 Insurance Auto Actions Inc*                                    2,450
        632 Integrated Health Services Inc                                24,371
        600 Interim Services Inc*                                         19,575
        400 Lincare Holdings Inc*                                         32,450
        400 Magellan Health Services Inc*                                 11,100
        400 Mariner Health Group Inc*                                      7,250
        300 NCS HealthCare Inc Class A*                                    8,813
        300 NFO Worldwide Inc*                                             6,281
        500 North American Vaccine Inc*                                    8,125
        700 Orthodontic Centers of America Inc*                           14,963
        765 Paragon Health Network Inc*                                   14,296
        200 Pediatrix Medical Group*                                       8,437
      1,000 Phycor Inc*                                                   22,750
        400 Players International Inc*                                     2,125
        500 Primadonna Resorts Inc*                                        8,938
        600 Prime Hospitality Corp*                                       12,412
        500 Regal Cinemas Inc*                                            15,281
        300 Regis Corp                                                     8,513
        300 Renal Care Group Inc*                                         11,475
      1,050 Rollins Truck Leasing Corp                                    13,913
        400 Sequus Pharmaceuticals Inc*                                    4,750
        200 Showboat Inc                                                   6,062
        300 Sierra Health Services Inc*                                   11,531
        450 The Marcus Corp                                                7,959
        500 Universal Health Services Inc Class B*                        28,781
        500 Westwood One Inc*                                             15,000
                                                                        $523,959

CREDIT INSTITUTIONS --- 4.6%
        400 Astoria Financial Corp                                        23,450
        300 Commerce Bancorp Inc                                          17,213
        650 Commercial Federal Corp                                       23,563
        300 Cullen/Frost Bankers Inc                                      17,550
        525 First Commercial Corp                                         38,653
        200 FirstBank Puerto Rico                                         11,350
      1,000 FirstMerit Corp                                               28,375
        300 Hubco Inc                                                     11,025
        500 Magna Group Inc                                               29,563
        500 Riggs National Corp                                           14,406
        450 St Paul Bancorp Inc                                           11,250
        300 US Trust Corp                                                 21,300
        500 UST Corp                                                      14,094
        300 Whitney Holding Corp                                          18,263
                                                                        $280,055

ELECTRIC --- 1.5%
        100 Bangor Hydro Electric Co*                                        869
        300 Central Hudson Gas & Electric Corp                            12,094
        200 Central Vermont Public Service Corp                            2,975
        300 Commonwealth Energy System Co                                 11,475
        300 Eastern Utilities Associates                                   7,875
        400 Energen Corp                                                   8,925
        100 Green Mountain Power Corp                                      1,838
        200 Orange & Rockland Utilities Inc                                8,262
        200 Pennsylvania Enterprises Inc                                   4,687
        500 Sierra Pacific Resources                                      17,500
        200 TNP Enterprises Inc                                            6,450
        200 United Illuminating Co                                         9,825
                                                                         $92,775

ELECTRONICS - HIGH TECH --- 14.1%
        300 ADAC Laboratories*                                             6,525
        200 Alliant Techsystems Inc*                                      12,787
        300 Amtech Corp*                                                   1,088
        200 Analogic Corp                                                  9,325
        700 Anixter International Inc*                                    13,956
        400 Applied Magnetics Corp*                                        4,125
        700 Aspect Telecommunications Corp*                               20,125
        400 Auspex Systems Inc*                                            2,900
        533 Baldor Electric Co                                            13,991
        400 Ballard Medical Products Co                                   10,050
        200 Benchmark Electronics Inc*                                     4,487
        200 Broadband Technologies Inc*                                    1,562
        600 Burr Brown Corp*                                              18,262
        100 C COR Electronics Inc*                                         1,475
        600 C-Cube Microsystems Inc*                                      14,512
        300 CTS Corp                                                      11,081
        450 Cable Design Technologies Co*                                 11,981
        200 California Microwave Inc*                                      4,537
        100 Centigram Communications Corp*                                 1,325
        600 Checkpoint Systems Inc*                                       11,212
        200 Circon Corp*                                                   3,625
        600 Cognex Corp*                                                  14,512
        400 Coherent Inc*                                                  9,500
        100 Collagen Corp                                                  1,888
        625 Comverse Technology Inc*                                      29,609
        400 Dallas Semiconductor Corp                                     15,425
        300 Daniel Industries Inc                                          5,869
        200 Digi International Inc*                                        5,325
        700 Digital Microwave Corp*                                        7,963
        200 Dionex Corp*                                                  10,675
        200 Electro Scientific Industries Inc*                             7,600
        300 Electroglas Inc*                                               5,063
        300 Envoy Corp*                                                   12,638
        300 Etec Systems Inc*                                             17,025
        300 Exabyte Corp*                                                  3,431
        200 Fluke Corp                                                     6,350
        600 General Semiconductor Inc*                                     8,212
        200 Hadco Corp*                                                    7,650
        500 Harbinger Corp*                                               18,188
        300 Harman International Industries Inc                           12,900
        150 Harmon Industries Inc                                          3,675
        200 Hologic Inc*                                                   4,700
        700 Input/Output Inc*                                             17,413
        200 Integrated Circuit Systems Inc*                                3,025
        400 Inter-Tel Inc                                                  9,450
        800 International Rectifier Corp*                                  9,400
        200 Intervoice Inc*                                                2,700
        400 Invacare Corp                                                 11,150
        300 Juno Lighting Inc                                              6,488
        600 Kemet Corp*                                                   10,800
        800 Komag Inc*                                                    12,400
        300 Kuhlman Corp                                                  14,700
        400 Lattice Semiconductor Corp*                                   18,250
        300 Marshall Industries*                                           9,731
        400 Mentor Corp                                                   10,875
        500 Methode Electronics Inc Class A                                8,000
        400 National Computer Systems Inc                                 10,000
        300 Network Equipment Technologies Inc*                            6,169
        300 Oak Industries Inc*                                           10,894
        800 P-Com Inc*                                                    15,750
        200 Park Electrochemical Corp                                      5,150
        200 Plexus Corp*                                                   4,400
        700 Read-Rite Corp*                                                9,668
        300 Resound Corp*                                                  1,894
        500 Respironics Inc*                                               8,344
        100 Rival Co                                                       1,606
        400 Royal Appliance Manufacturing Co*                              2,200
        800 Safeskin Corp*                                                28,500
        300 Sanmina Corp*                                                 27,000
        200 Spacelabs Inc*                                                 3,575
        200 Speedfam International Inc*                                    5,800
        200 Standard Microsystems Corp*                                    2,200
        500 Steris Corp*                                                  29,406
        500 Summit Technology Inc                                          2,844
        300 Sunrise Medical Inc*                                           4,444
        200 Symmetricom Inc*                                               1,475
        200 Technitrol Inc                                                 8,175
        300 Thomas Industries Inc                                          7,781
        100 Three Five Systems Inc*                                        1,963
        400 Tracor Inc*                                                   15,725
        300 Trimble Navigation Ltd*                                        5,550
        400 Unitrode Corp*                                                 6,400
        700 VLSI Technology Inc*                                          14,438
        300 Valence Technology Inc*                                        1,463
        700 Vanstar Corp*                                                  9,318
        600 Vicor Corp*                                                   12,037
        200 Visx Inc*                                                      8,825
        200 Vital Signs Inc                                                3,725
        550 Vitesse Semiconductor Corp*                                   31,728
        100 Watkins Johnson Co                                             2,781
        300 X-Rite Inc                                                     3,881
        400 Zebra Technologies Corp Class A*                              15,500
        100 Zoll Medical Corp*                                               713
                                                                        $862,833

ENVIRONMENTAL SERVICES --- 0.1%
        200 Tetra Technologies Inc*                                        4,787
                                                                          $4,787

GAS --- 2.5%
        400 Atmos Energy Corp                                             11,775
        200 Cascade Natural Gas Corp                                       3,212
        100 Connecticut Energy Corp                                        2,900
        400 KCS Energy Inc                                                 6,200
        700 KN Energy Inc                                                 41,081
        300 New Jersey Resources Corp                                     11,325
        400 Northwest Natural Gas Co                                      10,800
        400 Piedmont Natural Gas Company Inc                              13,625
        600 Pogo Producing Co                                             19,237
        300 Public Service Company of North Carolina Inc                   6,150
        400 Southwest Gas Corp                                             9,225
        400 Southwestern Energy Co                                         4,625
        300 Wicor Inc                                                     14,381
                                                                        $154,536

HOLDING & INVEST OFFICES --- 3.2%
        400 Centura Banks Inc                                             28,800
        200 Cilcorp Inc                                                    9,562
        200 Dain Rauscher Corp                                            12,037
        300 Eaton Vance Corp                                              14,700
        200 JSB Financial Inc                                             11,062
        800 Keystone Financial Inc                                        31,200
        400 Pioneer Group Inc                                             12,600
        600 Provident Financial Group Inc                                 31,762
      1,968 Sovereign Bancorp Inc                                         37,146
        400 WHX Corp*                                                      6,275
                                                                        $195,144

INDUSTRIAL SERVICES --- 7.7%
        300 ABM Industries Inc                                             8,681
        800 Acxiom Corp*                                                  19,400
        600 Advanced Tissue Sciences Inc*                                  5,081
        400 Advo Inc*                                                     11,450
        600 American Management Systems Inc*                              17,362
        450 Analysts International Corp                                   13,050
        600 Billing Information Concepts*                                 16,800
        400 Bisys Group Inc*                                              15,800
        450 Boole & Babbage Inc*                                          10,800
        300 Broderbund Software Inc*                                       5,363
        300 CDI Corp*                                                     11,606
        500 Cerner Corp*                                                  14,906
        800 Ciber Inc*                                                    26,000
        300 Computer Task Group Inc*                                      11,663
        300 Dames & Moore Inc                                              3,844
        300 Dialogic Corp*                                                11,213
        200 Fair Isaac & Co Inc                                            7,950
        300 Figgie International Inc Class A*                              4,069
        200 Filenet Corp*                                                 10,900
        300 Hyperion Software Corp*                                       13,013
        200 Itron Inc*                                                     3,062
        300 Jack Henry & Associates Inc                                   10,425
        500 National Data Corp                                            20,406
        400 Norrell Corp                                                   8,425
        700 PMT Services Inc*                                             13,650
        300 Platinum Software Corp*                                        6,713
      1,100 Platinum Technology Inc*                                      28,050
        400 Primark Corp*                                                 14,875
        200 Progress Software Corp*                                        6,400
        700 S3 Inc*                                                        5,118
        300 SEI Investments Companies                                     22,163
        200 Stone & Webster Inc                                            8,925
        700 System Software Associates Inc*                                6,081
        400 Technology Solutions Co*                                      12,850
        700 True North Communications Inc                                 21,350
        300 United States Bioscience Inc*                                  2,775
        500 Vantive Corp*                                                 16,000
        200 Volt Information Sciences Inc*                                 6,650
        100 Wall Data Inc*                                                 1,538
        700 Xylan Corp*                                                   19,928
                                                                        $474,335

INSURANCE --- 6.0%
        450 Allied Group Inc                                              13,444
        600 American Bankers Insurance Group Inc                          36,862
        200 Arthur J Gallagher & Co                                        8,775
        300 CMAC Investment Corp                                          19,369
        200 Capital RE Corp                                               14,762
        200 Compdent Corp*                                                 2,625
        306 Delphi Financial Group Inc Class A*                           17,442
        300 Enhance Financial Services Group Inc                          20,588
        200 Executive Risk Inc                                            13,337
        420 Fidelity National Financial Inc                               15,488
        300 First American Financial Corp                                 21,319
        500 Fremont General Corp                                          27,875
        500 Frontier Insurance Group Inc                                  13,250
        200 Hilb Rogal & Hamilton Co                                       3,575
        300 Life Re Corp                                                  21,600
        600 Mutual Risk Management Ltd                                    20,325
        300 NAC RE Corp                                                   15,000
        400 Orion Capital Corp                                            22,300
      1,000 Protective Life Corp                                          37,125
        400 Selective Insurance Group Inc                                 11,000
        150 Trenwick Group Inc                                             5,775
        300 Zenith National Insurance Corp                                 8,438
                                                                        $370,274

MFTG - CONSUMER PRODS --- 10.1%
        200 Ashworth Inc*                                                  3,350
        300 Authentic Fitness Corp                                         5,438
        200 Bassett Furniture Industries Inc                               6,250
        300 Bowne & Company Inc                                           12,394
        300 Brown Group Inc                                                4,781
        600 Buckeye Technologies Inc*                                     13,950
        300 Canandaigua Wine Co Inc*                                      15,713
        300 Catalina Marketing Corp*                                      15,600
        700 Champion Enterprises Inc*                                     17,413
      1,000 Chiquita Brands International Inc                             13,562
        100 Coca-Cola Bottling Co                                          6,113
        400 Cone Mills Corp*                                               3,625
        200 Consolidated Graphics Inc*                                    11,537
        500 Corn Products International Inc*                              17,813
        300 Cyrk Inc*                                                      4,800
        400 Delta Woodside Industries Inc                                  2,425
        200 Designs Inc*                                                     425
        600 Dimon Inc                                                      8,775
        400 Earthgrains Co                                                18,700
        400 Ethan Allen Interiors Inc                                     20,375
        200 Galey & Lord Inc*                                              5,225
        300 Galoob Toys Inc*                                               3,244
        300 Gibson Greetings Inc*                                          7,847
        100 GoodMark Foods Inc                                             2,288
        400 Guilford Mills Inc                                            11,300
        500 Gymboree Corp*                                                 9,188
        100 Haggar Corp                                                    1,463
        500 Hartmarx Corp*                                                 3,938
        200 Innovex Inc                                                    5,112
        400 Interface Inc Class A                                         16,975
        100 J&J Snack Foods Corp*                                          1,950
        500 John H Harland Co                                              8,906
        200 Johnston Industries Inc                                        1,137
        500 Just For Feet Inc*                                            11,000
        400 Justin Industries Inc                                          6,250
        100 K-Swiss Inc                                                    2,075
        300 K2 Inc                                                         6,806
        300 Kellwood Co                                                    9,581
        300 La-Z-Boy Inc                                                  15,694
        300 Linens 'N Things Inc*                                         18,075
        300 Lydall Inc*                                                    5,569
        200 Merrill Corp                                                   4,150
        750 Mohawk Industries Inc*                                        23,156
        100 National Presto Industries Inc                                 3,975
        300 Nature's Sunshine Products Inc                                 7,350
        200 New England Business Service Inc                               6,637
        700 Oakwood Homes Corp                                            19,731
        200 Oshkosh B'Gosh Inc Class A                                     7,700
        100 Oxford Industries Inc                                          3,563
        400 ParExel International Corp*                                   13,400
        200 Pharmaceutical Marketing Services Inc*                         2,787
        400 Phillips Van-Heusen Corp                                       4,725
        226 Pillowtex Corp                                                11,342
        100 Plenum Publishing Corp                                         6,600
        200 Schweitzer-Mauduit International Inc                           6,650
        600 Smithfield Foods Inc*                                         18,225
        400 Sola International Inc*                                       17,000
        700 Stride Rite Corp                                               8,793
        100 Swiss Army Brands Inc*                                         1,200
        200 The Dixie Group Inc                                            2,512
        200 The Timberland Co Class A*                                    17,125
        400 Titan International Inc                                        7,800
        400 Tultex Corp*                                                   1,350
        200 USA Detergents Inc*                                            2,762
        300 Universal Forest Products Inc                                  5,363
        600 Valassis Communications Inc*                                  23,550
        600 Wolverine World Wide Inc                                      17,325
        600 World Color Press Inc*                                        19,200
                                                                        $620,633

MFTG - INDUSTRIAL PRODS --- 14.5%
        300 AT Cross Co Class A                                            3,975
        500 Alliance Pharmaceutical Corp*                                  4,000
        350 Alpharma Inc Class A                                           7,963
        100 Amcast Industrial Corp                                         2,156
        400 Applied Power Inc Class A                                     14,950
        300 Aptargroup Inc                                                18,750
        200 Astec Industries Inc*                                          5,900
        400 BMC Industries Inc                                             7,300
        300 Banctec Inc*                                                   6,544
        400 Belden Inc                                                    16,575
        200 Bell Sports Corp*                                              1,950
        800 Bio-Technology General Corp*                                   7,125
        400 Birmingham Steel Corp                                          6,400
        600 Blount International Inc Class A                              18,637
        100 Butler Manufacturing Co                                        3,731
        400 COR Therapeutics Inc*                                          7,550
        200 Cambrex Corp                                                  11,100
        400 Caraustar Industries Inc                                      13,700
        400 Cephalon Inc*                                                  4,775
        100 Chemed Corp                                                    4,006
        300 Chemfirst Inc                                                  7,988
        300 Clarcor Inc                                                    6,731
        200 Commonwealth Industries Inc                                    3,400
        300 Cygnus Inc*                                                    3,300
        300 Dynatech Corp*                                                14,625
        600 Fedders Corp                                                   3,225
        200 Flow International Corp*                                       2,137
        400 Gerber Scientific Inc                                         10,200
        300 Global Industries Technologies Inc*                            5,381
        400 Graco Inc                                                     13,775
        400 Griffon Corp*                                                  5,350
        200 Hauser Inc*                                                    1,550
        300 Helix Technology Corp                                          6,000
        600 IDEXX Laboratories Inc*                                       13,275
        300 IMCO Recycling Inc                                             5,550
        300 Immune Response Corp*                                          3,656
        100 Insteel Industries Inc                                           731
        204 Intermagnetics General Corp*                                   2,053
        400 Intermet Corp                                                  8,400
        200 Ionics Inc*                                                    8,912
        700 JLG Industries Inc                                            11,418
        100 Kronos Inc*                                                    3,600
        500 Kulicke & Soffa Industries Inc*                               10,750
        200 LSB Industries Inc                                               850
        300 Lilly Industries Inc Class A                                   5,644
        150 Lindsay Manufacturing Co                                       7,031
        600 Liposome Company Inc*                                          3,562
        200 Lone Star Industries Inc                                      16,525
        200 Lukens Inc                                                     6,937
        600 MacDermid Inc                                                 17,962
        300 Marquette Medical Systems Class A*                             8,100
        200 Material Sciences Corp*                                        2,050
        200 McWhorter Technologies Inc*                                    5,200
        400 Medimmune Inc*                                                21,100
        300 Medusa Corp                                                   18,450
        800 Microchip Technology Inc*                                     22,700
        400 Mississippi Chemical Corp                                      7,250
        300 Molecular Biosystems Inc*                                      2,831
        300 Mueller Industries Inc*                                       20,306
        500 Mycogen Corp*                                                 10,250
        330 Myers Industries Inc                                           8,209
        900 NBTY Inc*                                                     18,000
        100 Nashua Corp*                                                   1,538
        400 Northwestern Steel and Wire Co*                                1,637
        500 Novellus Systems Inc*                                         23,938
        300 Noven Pharmaceuticals Inc*                                     1,950
        200 O'Sullivan Corp                                                1,962
        300 OM Group Inc                                                  13,294
        700 Paxar Corp*                                                   10,368
        100 Penford Corp                                                   3,500
        400 Photronics Inc*                                               14,750
        400 Polaris Industries Inc                                        14,250
        200 Pope & Talbot Inc                                              3,112
        300 Protein Design Labs Inc*                                       9,600
        100 Quaker Chemical Corp                                           1,981
        200 Quanex Corp                                                    5,862
        100 RailTex Inc*                                                   1,481
        300 Regal-Beloit Corp                                              9,225
        400 Regeneron Pharmaceuticals Inc*                                 3,925
        220 Republic Group Inc                                             4,180
        300 Robbins & Myers Inc                                            9,938
        500 Roberts Pharmaceutical Corp*                                   8,500
        400 Roper Industries Inc                                          12,400
        300 Russ Berrie & Company Inc                                      8,588
        200 SPS Technologies Inc*                                         12,362
        300 Scotts Co Class A*                                            10,950
        300 Shorewood Packaging Corp*                                      7,781
        200 Standex International Corp                                     6,087
        200 Steel Technologies Inc                                         2,550
        400 Sturm Ruger Company Inc                                        7,875
        200 Telxon Corp                                                    6,462
        400 Texas Industries Inc                                          25,775
        300 The Manitowoc Company Inc                                     13,988
        300 TheraTech Inc*                                                 2,438
        300 Thomas Nelson Inc                                              3,994
        200 Toro Co                                                        7,575
        200 Tredegar Industries Inc                                       15,662
        400 Ultratech Stepper Inc*                                         9,825
        400 Valmont Industries Inc                                         8,900
        400 Vertex Pharmaceuticals Inc*                                   12,450
        200 WD-40 Co                                                       5,787
        400 WH Brady Co Class A                                           12,200
        100 Walbro Corp                                                    1,256
        200 Whittaker Corp*                                                2,850
        200 Wolverine Tube Inc*                                            7,875
        300 Wynn's International Inc                                       6,750
        300 Xircom Inc*                                                    5,119
        200 Zero Corp                                                      6,162
                                                                        $890,703

MINING --- 0.6%
        450 AMCOL International Corp                                       6,159
        300 Coeur D'Alene Mines Co*                                        3,506
        200 Dravo Corp*                                                    2,050
        400 Getchell Gold Corp*                                            9,850
        500 Glamis Gold Ltd*                                               2,219
        800 Helca Mining Co*                                               5,100
        300 Stillwater Mining Co*                                          7,931
                                                                         $36,815

OIL & GAS --- 2.8%
        400 Benton Oil & Gas Co*                                           4,875
        300 Cabot Oil & Gas Corp                                           7,031
        750 Cross Timbers Oil Co                                          14,344
        500 Devon Energy Corp                                             19,938
        300 HS Resources Inc*                                              4,856
        500 Newfield Exploration Co*                                      12,125
        400 Oceaneering International Inc*                                 9,175
        300 Plains Resources Inc*                                          6,300
        300 Pool Energy Services Co*                                       7,913
        700 Pride International Inc*                                      17,018
        300 Remington Oil & Gas Corp*                                      1,800
      1,500 Santa Fe Energy Resources Inc*                                15,468
        400 Seitel Inc*                                                    6,750
        500 Snyder Oil Corp                                               10,656
        100 St Mary Land & Exploration Co                                  3,200
        600 Tuboscope Vetco International Corp*                           14,212
        800 Vintage Petroleum Inc                                         15,600
        100 Wiser Oil Co                                                   1,200
                                                                        $172,461

OTHER TRANS SERVICES --- 1.9%
        500 American Freightways Corp*                                     6,000
        300 Arkansas Best Corp*                                            3,150
        800 Brightpoint Inc*                                              15,600
        400 Expeditors International of Washington Inc                    17,000
        500 Fritz Companies Inc*                                           7,313
        300 Frozen Food Express Industries Inc                             3,056
        500 Heartland Express Inc*                                        12,438
        200 Landstar System Inc*                                           6,550
        200 MS Carriers Inc*                                               6,800
        300 Rural/Metro Corp*                                              9,750
        400 USFreightways Corp                                            14,300
        600 Werner Enterprises Inc                                        14,475
                                                                        $116,432

REAL ESTATE --- 0.9%
        600 Amresco Inc*                                                  21,750
        300 CCB Financial Corp                                            32,625
                                                                         $54,375

RETAIL TRADE --- 8.4%
        300 AnnTaylor Stores Corp*                                         4,781
        500 Applebees International Inc                                   12,438
        200 Au Bon Pain Inc*                                               1,862
        100 Bertuccis Inc*                                                   969
        600 Bombay Company Inc*                                            2,925
        300 Books-A-Million Inc*                                           1,763
        200 Builders Material Holding Corp*                                2,900
        660 CKE Restaurants Inc                                           22,853
        800 Caseys General Stores Inc                                     13,100
        400 Cash America International Inc                                 6,800
        400 Cato Corp Class A                                              5,700
        300 Cheesecake Factory Inc*                                        7,575
        375 Consolidated Products Inc*                                     7,641
        100 Danmark International Inc*                                     1,063
        300 Discount Auto Parts Inc*                                       7,219
        400 Eagle Hardware & Garden Inc*                                   7,300
        300 Express Scripts Inc*                                          24,000
        300 Fabri-Centers of America Inc Class A*                          8,831
        300 Filenes Basement Corp*                                         1,669
        600 Foodmaker Inc*                                                11,400
        500 Footstar Inc*                                                 19,906
        200 Gottschalks Inc*                                               1,812
        500 Hancock Fabrics Inc                                            7,438
        100 IHOP Corp*                                                     4,400
        200 J Baker Inc                                                    2,350
        400 Jan Bell Marketing Inc*                                        2,225
        500 Landrys Seafood Restaurant Co*                                14,250
        300 Lechters Corp*                                                 1,959
        100 Lillian Vernon Corp                                            1,725
        400 Luby's Cafeterias Inc                                          7,675
        400 Michaels Stores Inc*                                          12,100
        579 Midway Games Inc*                                             10,712
        400 O'Reilly Automotive Inc*                                      11,000
      1,050 Pier 1 Imports Inc                                            27,694
        800 Ross Stores Inc                                               37,050
        300 Ruby Tuesday Inc                                              10,050
        800 Ryan's Family Steak Houses Inc*                                8,000
        200 SPX Corp*                                                     14,475
        700 Shoney's Inc*                                                  3,763
        500 Shopko Stores Inc*                                            17,313
        300 Showbiz Pizza Time Inc*                                       11,588
        200 Sonic Corp*                                                    6,400
        300 St John Knits Inc                                             13,388
        300 Stein Mart Inc*                                               10,575
        400 TCBY Enterprises Inc                                           3,525
        300 TJ International Inc                                           9,338
        200 Taco Cabana Inc*                                               1,325
        300 The Dress Barn Inc*                                            8,738
        300 The Men's Wearhouse Inc*                                      12,638
        500 The Sports Authority Inc*                                      8,781
        500 Triarc Companies Inc Class A*                                 12,906
        400 Whole Foods Market Inc*                                       24,750
        400 Williams-Sonoma Inc*                                          21,940
                                                                        $514,578

SECURITIES & COMMODITIES --- 1.2%
        420 Downey Financial Corp                                         14,569
        400 Legg Mason Inc                                                23,600
        300 Piper Jaffray Companies Inc                                   11,138
        675 Raymond James Financial Inc                                   21,979
                                                                         $71,286

TELEPHONE --- 0.4%
      1,000 Tel-Save Holdings Inc*                                        22,812
                                                                         $22,812

TRANSPORTATION EQUIPMENT --- 2.4%
        400 AAR Corp                                                      10,475
        300 AO Smith Corp                                                 13,538
        400 Arctic Cat Inc                                                 4,000
        300 BE Aerospace Inc*                                              9,356
        500 Breed Technologies Inc                                        10,094
        500 Gentex Corp*                                                  16,875
        200 Huffy Corp                                                     3,275
        600 Orbital Sciences Corp*                                        26,700
        300 Simpson Industries Inc                                         4,163
        200 Skyline Corp                                                   6,075
        200 Spartan Motors Inc*                                            1,512
        200 Standard Motor Products Inc                                    4,737
        300 Standard Products Co                                           9,600
        150 Thor Industries Inc                                            3,919
        400 Wabash National Corp                                          12,350
        400 Winnebago Industries Inc                                       4,650
        400 Yellow Corp*                                                   7,175
                                                                        $148,494

WATER --- 0.7%
        100 Aquarion Co                                                    3,244
        100 Consumers Water Co                                             2,013
        450 Halter Marine Group Inc*                                       8,156
        400 Kirby Corp*                                                    9,800
        400 Philadelphia Suburban Corp                                     8,450
        100 Southern California Water Co                                   2,325
        600 United Water Resources Inc                                    10,387
                                                                         $44,375

WHOLESALE TRADE - INDL --- 1.3%
        200 AM Castle & Co                                                 4,750
        300 Applied Industrial Technology Inc                              7,613
        500 Barrett Resources Corp*                                       18,563
        120 Bell Industries Inc*                                           1,642
        200 Lawson Products Inc                                            5,050
        300 MicroAge Inc*                                                  4,800
        600 Nautica Enterprises Inc*                                      14,925
        450 Patterson Dental Co*                                          13,247
        300 Pioneer Standard Electronics Inc                               3,769
        400 TBC Corp*                                                      3,550
                                                                         $77,909

WHOLESALE TRADE -CONSUMER --- 2.1%
        300 Barnes Group Inc                                               9,394
        200 Commercial Metals Co                                           6,675
        600 Fleming Companies Inc                                         11,250
        300 Hughes Supply Inc                                             11,625
        400 Kaman Corp Class A                                             7,650
        400 Kent Electronics Corp*                                         8,800
        200 Nash Finch Co                                                  3,925
        500 Owens & Minor Inc                                              8,906
        700 Richfood Holdings Inc                                         19,206
        100 Syncor International Corp*                                     1,813
        700 Tech Data Corp*                                               34,913
        200 Watsco Inc                                                     5,850
                                                                        $130,007

TOTAL COMMON STOCK --- 100.0%                                         $6,123,952
(Cost $4,841,231)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                               $6,123,952
(Cost $4,841,231)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 46.9%
    150,000 American Express Co                                          147,877
    150,000 Ford Motor Credit Co                                         148,408
    300,000 JP Morgan & Company Inc                                      298,128
    150,000 Prudential Funding Corp                                      146,771
    400,000 Student Loan Marketing Association                           400,072
    150,000 Toyota Motor Credit Corp                                     149,267
                                                                      $1,290,523

ELECTRIC --- 5.4%
    150,000 Duke Power Co                                                149,129
                                                                        $149,129

ELECTRONICS - HIGH TECH --- 10.8%
    150,000 General Electric Co                                          146,701
    150,000 Sharp Electronics Corp                                       149,702
                                                                        $296,403

FINANCIAL SERVICES --- 10.9%
    150,000 KFW International Finance                                    149,769
    150,000 Novartis Finance Corp                                        148,919
                                                                        $298,688

HOLDING & INVEST OFFICES --- 5.4%
    150,000 American General Finance Corp                                149,048
                                                                        $149,048

SECURITIES & COMMODITIES --- 16.3%
    150,000 Bear Stearns Companies Inc                                   150,000
    150,000 Daimler-Benz                                                 149,034
    150,000 Merrill Lynch & Co Inc                                       149,196
                                                                        $448,230

TELEPHONE --- 4.4%
    120,000 Ameritech Corp                                               119,761
                                                                        $119,761

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $2,751,782
(Cost $2,751,722)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $2,751,782
(Cost $2,751,722)


The Orchard Series Fund

Orchard Preferred Stock Fund

PREFERRED STOCK

CREDIT INSTITUTIONS --- 23.0%
      7,400 Bankers Trust New York Corp                                  200,257
      6,800 Fleet Financial Group Inc                                    185,300
      7,300 Household International Inc                                  208,963
      3,500 JP Morgan & Company Inc                                      190,750
      6,800 MBNA Corp                                                    183,600
                                                                        $968,870

ELECTRIC --- 25.3%
      1,500 Baltimore Gas & Electric Co                                  165,000
      1,600 Duke Power Co                                                166,400
      1,400 Florida Power & Light Co                                     147,000
      1,800 PP & L Inc                                                   189,900
      2,000 South Carolina Electric & Gas                                213,000
      1,700 Southern California Edison Co                                185,725
                                                                      $1,067,025

ELECTRONICS - HIGH TECH --- 4.4%
      6,700 International Business Machines Corp                         183,828
                                                                        $183,828

FINANCIAL SERVICES --- 13.2%
      7,000 Comdisco Inc                                                 178,934
      7,000 First Maryland Bancorp                                       179,809
      7,500 Republic New York Corp                                       197,813
                                                                        $556,556

INSURANCE --- 8.2%
      3,100 Travelers Group Inc                                          161,200
      7,300 WR Berkley Corp                                              186,150
                                                                        $347,350

SECURITIES & COMMODITIES --- 12.6%
      3,500 Donaldson, Lufkin & Jenrette Inc                             176,313
      5,300 Merrill Lynch & Co Inc                                       167,941
      3,500 Morgan Stanley, Dean Witter & Co*                            185,063
                                                                        $529,317

TRANSPORTATION EQUIPMENT --- 8.8%
      6,500 Ford Motor Co                                                188,500
      6,900 General Motors Corp Series D                                 180,690
                                                                        $369,190

U.S. GOVERNMENTS --- 4.6%
      4,000 Federal Home Loan Mortgage Corp*                             193,500
                                                                        $193,500

TOTAL PREFERRED STOCK --- 100.0%                                      $4,215,636
(Cost $4,150,017)

TOTAL ORCHARD PREFERRED STOCK FUND --- 100.0%                         $4,215,636
(Cost $4,150,017)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

AGRICULTURE --- 1.6%
        730 Dole Food Company Inc*                                        32,804
                                                                         $32,804

AIR --- 2.0%
      1,510 Southwest Airlines Co                                         41,430
                                                                         $41,430

CONSUMER SERVICES --- 14.1%
        750 Amgen Inc*                                                    44,719
      4,750 Food Lion Inc*                                                48,094
      2,100 Humana Inc*                                                   56,700
      1,440 Patriot American Hospitality*                                 36,360
        810 Starwood Hotels & Resorts                                     40,651
        850 United Healthcare Corp                                        59,713
                                                                        $286,237

CREDIT INSTITUTIONS --- 2.9%
        550 Golden West Financial Corp                                    57,922
                                                                         $57,922

ELECTRIC --- 10.6%
      1,705 Allegheny Energy Inc*                                         52,216
        925 Duke Power Co                                                 53,534
        880 FPL Group Inc                                                 54,615
      2,325 PacifiCorp                                                    54,056
                                                                        $214,421

ELECTRONICS - HIGH TECH --- 9.6%
        950 AMP Inc                                                       37,346
        950 Electronic Data Systems Corp*                                 40,850
        650 Motorola Inc                                                  36,156
        940 Thermo Electron Corp*                                         37,423
        720 Thomas & Betts Corp                                           42,030
                                                                        $193,805

ENVIRONMENTAL SERVICES --- 1.8%
      1,090 Browning-Ferris Industries Inc                                37,196
                                                                         $37,196

HOLDING & INVEST OFFICES --- 6.4%
        370 Chase Manhattan Corp                                          51,268
      1,060 Developers Diversified Realty Corp*                           42,068
      1,395 Liberty Property Trust*                                       35,659
                                                                        $128,995

INDUSTRIAL SERVICES --- 4.0%
        900 Deluxe Corp                                                   30,150
      1,095 Fluor Corp                                                    51,739
                                                                         $81,889

INSURANCE --- 2.0%
        180 General Re Corp                                               40,241
                                                                         $40,241

MFTG - CONSUMER PRODS --- 6.3%
      1,010 Liz Claiborne Inc                                             49,679
      1,140 Rubbermaid Inc                                                32,633
        730 Tommy Hilfiger Corp*                                          44,530
                                                                        $126,842

MFTG - INDUSTRIAL PRODS --- 13.2%
      1,470 Cincinnati Milacron Inc                                       45,661
        570 Kimberly-Clark Corp                                           28,928
        840 Lubrizol Corp*                                                30,975
      1,250 Morton International Inc                                      40,000
        600 PPG Industries Inc                                            42,412
        780 Snap-On Inc                                                   33,003
        870 The BF Goodrich Co                                            46,816
                                                                        $267,795

MINING --- 2.8%
      2,565 Barrick Gold Corp                                             57,551
                                                                         $57,551

OIL & GAS --- 10.9%
        960 Amoco Corp                                                    42,480
        540 Chevron Corp                                                  44,651
        460 Mobil Corp                                                    36,340
      1,170 Occidental Petroleum Corp                                     34,441
        780 Ultramar Diamond Shamrock Corp*                               25,203
      1,180 Valero Energy Corp*                                           38,203
                                                                        $221,318

REAL ESTATE --- 2.0%
      1,200 Highwood Properties Inc*                                      40,800
                                                                         $40,800

RETAIL TRADE --- 3.6%
        730 Sears Roebuck & Co                                            43,298
      1,230 Wendy's International Inc                                     29,596
                                                                         $72,894

SECURITIES & COMMODITIES --- 0.9%
        255 Lehman Brothers Holdings Inc                                  18,121
                                                                         $18,121

TELEPHONE --- 2.9%
        990 GTE Corp                                                      57,853
                                                                         $57,853

TRANSPORTATION EQUIPMENT --- 2.5%
         20 Allied-Signal Inc                                                876
        710 Sundstrand Corp                                               49,034
                                                                         $49,910

TOTAL COMMON STOCK --- 100.0%                                         $2,028,024
(Cost $1,995,672)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,028,024
(Cost $1,995,672)